N-2	Dec. 21, 2023 USD ($)
Cover [Abstract]
Entity Central Index Key	0001988752
Amendment Flag	true
Amendment Description	Amendment No. 2
Entity Inv Company Type	N-2
Securities Act File Number	333-274323
Investment Company Act File Number	811-23899
Document Type	N-2/A
Document Registration Statement	true
Investment Company Act Registration	true
Entity Registrant Name	MEKETA INFRASTRUCTURE FUND
Entity Address, Address Line One	80 University Avenue
Entity Address, City or Town	Westwood
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02090
City Area Code	(212)
Local Phone Number	802-8500
Approximate Date of Commencement of Proposed Sale to Public	As soon as practicable after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	true
Primary Shelf [Flag]	false
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
Effective on Set Date, 486(b)	false
Effective after 60 Days, 486(a)	false
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	true
Primary Shelf Qualified [Flag]	false
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	true
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Summary of Fund Expenses

The following table illustrates the expenses and fees that the Fund expects to incur and that Shareholders can expect to bear directly or indirectly.

SHAREHOLDER TRANSACTION FEES	Class I Shares	Class II Shares(1)	Class III Shares
Maximum Sales Load	None	None	None
Maximum Early Repurchase Fee/Redemption Charges (as a percentage of repurchased amount)(2)(3)	2.00%	2.15%	1.90%

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]
ANNUAL EXPENSES (as a percentage of net assets attributable to Shares)
Management Fee	1.50%	1.50%	1.50%
Distribution and Service (12b-1) Fee(4)	None	0.25%	None
Shareholder Servicing Fee(5)	0.10%	None	None
Other Expenses(6)	2.69%	2.69%	2.69%
Acquired Fund Fees and Expenses(7)	0.10%	0.10%	0.10%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	4.39%	4.54%	4.29%
Fee Reductions and/or Expense Reimbursements(8)	(2.29)%	(2.29)%	(2.29)%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	2.10%	2.25%	2.00%

(1)	As of the date of this Prospectus, Class II are not offered to investors.
(2)	A 2.00% early repurchase fee payable to the Fund will be charged with respect to the repurchase of a Shareholder’s Shares at any time prior to the day immediately preceding the one-year anniversary of a Shareholder’s purchase of the Shares (on a “first in-first out” basis). The Fund may waive the early repurchase fee for certain categories of Shareholders or transactions, such as repurchases of Shares in the event of the Shareholder’s death or disability, or in connection with certain distributions from employer sponsored benefit plans. See “Quarterly Repurchase Offers.”
(3)	The Fund is permitted to allocate costs and charges imposed by Portfolio Funds to Shareholders tendering their shares for repurchase if such Portfolio Fund interests are liquidated as a result of repurchase tenders by Shareholders. Any such costs and charges are limited to a maximum amount of 2.00% of the value of the Shares repurchased and apply only to Shares not otherwise subject to an Early Repurchase Fee. See “Early Repurchase Fees/Redemption Charges.”
(4)	The Fund has received exemptive relief from the SEC permitting it to offer multiple classes of Shares, which allows the Fund to operate under a distribution and service plan (pursuant to Rule 12b-1 under the 1940 Act) for Class II Shares. The Fund may charge a distribution and service (12b-1) fee up to 0.25% of the average daily net assets of the Fund attributable to Class II Shares. The Fund may use these fees to compensate financial intermediaries or financial institutions for distribution-related expenses, if applicable, in respect of clients to whom they have distributed Class II Shares. See “Shareholder Servicing Plan and Distribution and Service Plan.”
(5)	The Fund charges a shareholder servicing fee up to 0.10% on an annualized basis of the average daily net assets of the Fund attributable to Class I Shares. The Fund uses these fees to compensate financial intermediaries or financial institutions for providing ongoing shareholder servicing in respect of clients holding Class I Shares. See “Shareholder Servicing Plan and Distribution and Service Plan.”
(6)	Other Expenses are estimated for the Fund’s current fiscal year. “Other Expenses” include, among other things, professional fees and other expenses that the Fund will bear, including initial and ongoing offering costs and fees and expenses of the Administrator, transfer agent and custodian.
(7)	Shareholders also indirectly bear a portion of the asset-based fees, performance or incentive fees or allocations and other expenses incurred by the Fund as an investor in the Portfolio Funds. Generally, asset-based fees payable in connection with Portfolio Fund investments will range from 1.00% to 2.00% (annualized) of the commitment amount of the Fund’s investment, and performance or incentive fees or allocations are typically 20% of a Portfolio Fund’s net profits annually, although it is possible that such amounts may be exceeded for certain Portfolio Fund Managers. The “Acquired Fund Fees and Expenses” disclosed above, however, do not reflect any performance-based fees or allocations paid by the Portfolio Funds that are calculated solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in kind, as such fees and allocations for a particular period may be unrelated to the cost of investing in the Portfolio Funds. The “Acquired Fund Fees and Expenses” disclosed above are based on estimated amounts for the Fund’s current fiscal year.
(8)	The Adviser has entered into an expense limitation and reimbursement agreement (the “Expense Limitation Agreement”) with the Fund, whereby the Adviser has agreed to reduce the Management Fee payable to it (but not below zero), and to pay any operating expenses of the Fund, to the extent necessary to limit the operating expenses of the Fund (excluding brokerage commissions and other transactional expenses (including fees, legal costs and brokerage commissions associated with the acquisition and disposition of primary interests, secondary interests, co-investments, and other investments), interest (including interest incurred on borrowed funds and interest incurred in connection with bank and custody overdrafts), other borrowing costs and fees including interest and commitment fees, taxes, acquired fund fees and expenses, litigation and indemnification expenses, judgments, and extraordinary expenses) to the annual rate (as a percentage of the average daily net assets of the applicable class of Shares of the Fund) of 2.00%, 2.15% and 1.90% with respect to Class I Shares, Class II Shares and Class III Shares, respectively (the “Expense Cap”). For a period ending three years after the end of the month in which the Adviser waives its Management Fee or pays any operating expenses of the Fund pursuant to the Expense Cap, the Adviser may recoup amounts waived or incurred to the extent such recoupment does not cause the Fund’s operating expense ratio (after recoupment and excluding brokerage commissions and other similar transactional expenses, interest (including interest incurred on borrowed funds and interest incurred in connection with bank and custody overdrafts), other borrowing costs and fees including interest and commitment fees, taxes, acquired fund fees and expenses, litigation and indemnification expenses, judgments, and extraordinary expenses) to exceed the lesser of (a) the expense limit in effect at the time of the waiver, and (b) the expense limit in effect at the time of the recoupment. The Expense Limitation Agreement will continue in effect through July 31, 2025, and will renew automatically for successive periods of one year thereafter, unless written notice of termination is provided by the Adviser to the Fund not less than 10 days prior to the end of the then-current term. The Board may terminate the Expense Limitation Agreement at any time on not less than ten (10) days’ prior notice to the Adviser, and the Expense Limitation Agreement may be amended at any time only with the consent of both the Adviser and the Board.

The purpose of the table above is to assist prospective investors in understanding the various fees and expenses Shareholders will bear directly or indirectly. For a more complete description of the various fees and expenses of the Fund, see “Management Fee,” “Shareholder Servicing Plan and Distribution and Service Plan,” “Fund Expenses,” “Quarterly Repurchase Offers” and “Purchasing Shares.”

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]

EXAMPLE

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that all distributions are reinvested at net asset value and that the percentage amounts listed under Annual Expenses remain the same in the years shown. The assumption in the hypothetical example of a 5% annual return is required by regulation of the SEC applicable to all registered investment companies. The assumed 5% annual return is not a prediction of, and does not represent, the projected or actual performance of Shares. The effects of any waivers or reimbursement agreements are reflected for the contractual periods of any such arrangements only.

You Would Pay the Following Expenses Based on a $1,000 Investment in the Fund, Assuming a 5% Annual Return:	1 Year	3 Years	5 Years	10 Years
Class I Shares	$21	$101	$194	$432
Class II Shares	$23	$105	$201	$444
Class III Shares	$20	$98	$189	$423

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

Investment Objective and Strategies

Investment objective

The Fund’s investment objective is to generate long-term capital appreciation, consistent with prudent investment management.

The investment objective of the Fund is not a fundamental policy of the Fund and may be changed by the Board without the vote of a majority (as defined by the 1940 Act) of the Fund’s outstanding Shares. The Fund’s fundamental policies, which are listed in the SAI, may only be changed by the affirmative vote of a majority (as defined by the 1940 Act) of the outstanding voting securities of the Fund.

Investment strategies

Under normal market conditions, the Fund will invest at least 80% of its net assets, plus any borrowing for investment purposes, in investments that provide direct or indirect exposure to infrastructure assets. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this 80% policy. The Fund seeks to obtain exposure to infrastructure assets directly, or indirectly through SPVs, primarily through: (i) investments in Portfolio Companies; (ii) Infrastructure Credit Instruments; (iii) primary and secondary investments in Portfolio Funds; and (iv) publicly listed vehicles including SPACs, investment funds, and individual companies, utilities, and master limited partnerships that hold themselves out as pursuing the business of infrastructure ownership, operations, and/or investing (“Public Infrastructure Investments,” together with Portfolio Companies, Infrastructure Credit Instruments, and Portfolio Funds, “Infrastructure Investments”). The Fund will also invest in Short-Term Investments. The Fund defines an “infrastructure company” as a company that directly or indirectly derives at least 50% of its revenues from, or devotes at least 50% of its assets to, the ownership, management, development, construction, renovation, enhancement, maintenance and/or operation of infrastructure assets. The Fund defines “infrastructure assets” as assets that primarily comprise physical facilities, buildings, systems, and networks, and their associated operations in sectors and industries including energy, power, communication, transportation, social (e.g., education, hospitals, judicial buildings, etc.), water, and waste. Investments in Infrastructure

Investments may include investments in distressed companies. The Fund will seek to allocate Portfolio Company exposure across multiple infrastructure sectors, geographies, size, private infrastructure sponsor, and “vintage year” (i.e., the year in which a private fund begins investing). The Fund will invest on a global basis, predominantly in developed countries and regions, including North America, Latin America, Europe, and Asia-Pacific, and to a lesser extent potentially in emerging markets. As such, the Fund’s portfolio may include investments in a number of different currencies.

The Fund seeks to achieve its investment objective by allocating its investments among opportunities within the private infrastructure market that the Investment Committee believes offer the most attractive relative value at a given point in time. The Investment Committee believes that this investment strategy will capitalize on the diverse, dynamic nature of the infrastructure industry.

It is intended that the Fund will provide Shareholders with access to infrastructure investments that are typically only available to institutional investors, thereby offering an opportunity to increase the efficiency of portfolios that currently lack infrastructure exposure.

The principal elements of the Fund’s investment strategy include (i) allocating the assets of the Fund across the broad infrastructure market, (ii) sourcing through well-established relationships for investment opportunities, (iii) selecting the investments that are believed to offer superior relative value, (iv) seeking to manage the Fund’s investment level and liquidity and (v) seeking to manage risk through ongoing monitoring of the portfolio.

●	Asset Allocation. Just as in public equity markets, asset allocation across infrastructure market segments is a cornerstone of long-term portfolio performance. The Fund’s portfolio plan seeks to benefit from long-term allocation of investments through exposure to different infrastructure sectors, geographic markets, investment types and vintage years.

●	Access. In many segments of the private infrastructure market, it is not enough to identify promising investments – access is also required. The Fund seeks to provide Shareholders with access to investments through well-established sourcing relationships that may be unavailable to the investing public due to resource requirements, regulatory restrictions and high investment minimums.

●	Rigorous Investment Analysis. Changing market conditions can dramatically affect the attractiveness of different segments within the overall infrastructure market. Based on its ongoing review of developments in the infrastructure industry, the Investment Committee seeks to identify and overweight the segments that it believes offer the most attractive investment opportunities.

●	Risk Management. The long-term nature of infrastructure investments requires a commitment to ongoing risk management. The Investment Committee seeks to maintain close contact with the Fund’s Portfolio Companies, and to monitor the performance of individual investments by tracking operating information and other pertinent details.

Infrastructure Market Overview

Infrastructure asset class

Infrastructure investments are often made in non-public companies through privately negotiated transactions, but also may be made in public or quasi-public entities through a competitive process resulting in a public-private partnership. Infrastructure assets are generally long-lived physical assets that are valued for their tangible physical qualities in addition to their revenue generation and/or capital appreciation potential. Defining infrastructure characteristics include: long useful lives, high barriers to entry, monopolistic market positioning, stable usage, inelastic demand, stable cash flows, and low long-term exposure to commodity prices. Infrastructure investments have varying degrees of inflation protection properties where revenues have direct links to inflation, such as the Consumer Price Index or other price escalators, or less direct links, such as concession agreements or regulatory schemes that allow for cost recovery or specific profit margins. Concession agreements are agreements between a government and a private company in which the company is granted rights to operate, maintain, or develop specific assets for an agreed-upon period in exchange for fees. Infrastructure assets also typically have an “essentiality” component, for example as associated with transportation, energy and other critical utilities, government operations, and mass communication networks, which helps organize the types of assets into the categories and sub-sectors listed below.

Examples of Infrastructure Assets
Transportation		Energy/Utilities		Social		Communications
●	Toll Roads, Bridges, Tunnels	●	Midstream Transmission & Distribution Systems	●	Hospitals & Medical Facilities	●	Cable Networks
●	Airports	●	Storage Facilities	●	Education Facilities	●	Communication Towers
●	Seaports, Container	●	Power Generation	●	Police & Military Facilities	●	Fiber
●	Terminals	●	Renewable Power & Battery Storage	●	Court Houses	●	Spectrum
●	Commercial Railroads	●	Water Conveyance & Distribution	●	Public Arenas & Recreation	●	Satellite Systems
●	Mass Transit	●	Water/Wastewater Treatment	●	Student Housing	●	Wireless
●	Parking Facilities	●	Waste Treatment
●	Logistics

Infrastructure investment types

●	Direct equity investments. Direct equity investments generally involve taking an interest in equity securities issued by a Portfolio Company (a holding or operating company). Direct equity investments generally involve new owners taking a material stake in the target company, frequently a controlling interest, and exercising significant influence on the execution of the Portfolio Company’s business plan (which may include one or more objectives, such as consistent operations, optimization, development and expansion, and/or growth) through work with the company’s management and board of directors. Direct equity investments may vary in duration, but usually are exited within five to ten years.

The Fund primarily intends to make direct equity investments in infrastructure assets side-by-side with third party private infrastructure funds and their general partners, likely with other investors who may be investors in the subject fund and/or third parties, where the general partners own a majority share, or otherwise have substantial governance rights, in the Portfolio Companies in which the Fund’s investments are made. In making such direct equity investments, the Fund will be a minority investor in the Portfolio Company, and will not have any Portfolio Company management responsibilities, board seats, or any direct role or authority in decision-making or execution of the business plan. As such, the timing of exiting such investments will depend on the decision of the cognizant general partner, with the possible input or vote of one or more large investors. In limited circumstances it may be possible for the Fund to exit a direct investment on an earlier timeframe, by selling its interests to the general partner, another investor, or a third-party, typically subject to the general partner’s permission.

In contrast to private infrastructure fund investments (which require a commitment to a largely unknown portfolio), direct equity investments involve specific situations and particular companies. Accordingly, this style of investing offers the greatest degree of transparency and control in portfolio construction and most directly reflects the Investment Committee’s sourcing and underwriting, skills. In addition, investing in infrastructure assets and companies side-by-side with third party private infrastructure funds is a cost-effective way to make private infrastructure investments, where investors can avoid the management fees, incentive payments, and certain other expenses generally associated with investing indirectly through third party private infrastructure funds (although investors like the Fund may pay a one-time “acquisition” or “transaction” fee that investors in third party private infrastructure funds may not).

●	Private infrastructure fund investments. Private infrastructure fund investments generally involve making a commitment to contribute up to a certain amount of capital to a private infrastructure fund as and when requested by the fund’s manager or general partner. The general partner then makes private infrastructure investments on behalf of the fund, typically according to a pre-defined investment strategy and time horizon. The private infrastructure fund’s investments are usually realized, or “exited” after a five- to ten-year holding period through a private sale or an initial public offering (IPO), and the proceeds are distributed to the fund’s investors. The funds themselves typically have a duration of ten to fifteen years, usually with the possibility of several years’ extension. As such, the holding period for an investment in such a fund could be longer than ten years, depending on the asset type, investment strategy, Portfolio Company business plan, and total fund term.

Primary investments (primaries) are interests or investments in newly established private infrastructure funds. Most private infrastructure groups raise new funds only every three to five years, and many top-performing funds may have limited allocations available for new investors. Because of the limited windows of opportunity for making primary investments in particular funds, strong relationships with leading firms are highly important for primary investors.

Primary investors subscribe for interests during an initial fundraising period, and their capital commitments are then used to fund investments in individual Portfolio Companies (typically ten to twenty) during a defined investment period. The investments of the fund are usually unknown at the time of commitment and primary investors typically have little or no ability to influence the investments made during the fund’s life. Because primary investors must rely on the expertise of the fund manager, an accurate assessment of the manager’s capabilities is essential for investment success.

Primary infrastructure investments typically exhibit a value development pattern, commonly known as the “J-curve,” in which the net asset value typically declines moderately during the early years of the fund’s life as investment related fees and expenses are incurred before investment gains have been realized. As the fund matures and Portfolio Companies are sold, the pattern typically reverses with increasing net asset value and distributions. The depth and duration of the J-curve at the fund level will depend on the aggregated J-curves of its Portfolio Companies which are determined by the fund’s investment strategy, and to what extent it invests in immediately cash-yielding operating assets, relative to investing in assets that require development, construction, optimization and turn-arounds, or growth plans to achieve the stated return targets. Direct equity investments (as discussed above) can also experience J-curves if they are subject to acquisition or transaction fees.

Secondary investments (secondaries) are interests in existing private infrastructure funds that are acquired in privately negotiated transactions, typically after the end of the private infrastructure fund’s fundraising period. Secondary investments play an important role in a diversified private infrastructure portfolio. Because secondaries allow investors indirectly to acquire Portfolio Company shares later in their holding period, secondaries may exhibit little or none of the “J-curve” characteristics associated with primary investments (as described above). In addition, secondaries typically provide earlier distributions than primaries (also by entering later in the holding period) and may provide valuable purchase price arbitrage opportunities for sophisticated investors. The ability to source and value potential investments is crucial for success in secondary investing, and the nature of the process typically requires significant resources. As a result, generally only very specialized and experienced investors are active secondary market participants.

●

Publicly traded infrastructure investments. Publicly traded infrastructure investments include individual publicly listed companies, utilities, and master limited partnerships that pursue the business of infrastructure ownership, operations, and/or investing, including mutual funds and exchange traded funds holding multiple listed infrastructure stocks, listed infrastructure funds and funds-of-funds, SPACs, asset managers, holding companies, investment trusts, closed-end funds, financial institutions, and other vehicles whose primary purpose is to own and operate, invest in, lend capital to, or provide services to privately held infrastructure companies, quasi-governmental infrastructure entities, public-private partnerships, and/or public infrastructure owners and operators.

Infrastructure companies listed on a public stock exchange may have diversified investments and operations across a variety of infrastructure sectors, focus on a few sectors, or specialize in a single sector or sub-sector. They may own, operate, and/or service assets on a global, multi-national, regional, or local basis, doing business in developed countries exclusively, or across a range of developed, developing, and/or emerging markets. Likewise, mutual funds, exchange traded funds, and other multi-stock holding vehicles may also have a diverse to narrow sector and geographic focus. Further, the strategies of individual infrastructure companies and of investment vehicles holding multiple infrastructure companies may vary, from focusing on paying regular dividends to targeting growth and appreciation with little to no dividend. These companies and investment vehicles are regulated by the exchange on which they trade, the relevant financial regulatory authority/ies in the countries in which they are listed, and sometimes by another federal, state, and/or local regulatory body (e.g., publicly traded utilities). Publicly traded infrastructure investments usually have an indefinite duration.

Publicly traded infrastructure investments are typically liquid and capable of being traded daily, in contrast to direct investments and private infrastructure funds, in which capital is subject to lengthy holding periods. Accordingly, publicly traded infrastructure transactions are significantly easier to execute than other types of infrastructure investments, giving investors an opportunity to adjust the investment level of their portfolios more efficiently.

Private Infrastructure risk-return profiles

The term “risk-return profile”, or sometimes “main strategy” is used to describe investments (or funds that invest) in companies with a particular risk-return profile, mainly with respect to the relative proportion of the total return expected to come from cash yield versus capital appreciation, creating a continuum of the relative components of total return. The different main strategies have distinct risk, return, and correlation characteristics and play different roles within a diversified private infrastructure portfolio. Risk-return profile is often the first dimension established for diversification within an infrastructure investment portfolio. Private infrastructure investments can be broken down generally into five main strategies, with the first four focusing mainly on equity or equity-like investments: core, core plus, value add, opportunistic, and debt. These categories may be further subdivided based on the investment strategies that are employed.

●	Core. These strategies buy assets that are essential to the economy and have a high certainty of revenue through long-term contracts, significant cash yield, and a strong link to inflation, often through a pass-through mechanism. They most typically invest in “secondary stage” assets that are fully operational and require no investment for development. Recently a new category has emerged—“super core”—as offered by a few managers thus far pursuing lower risk/lower return investments than core. The total return of core and super core assets is primarily attributable to current yield.

●	Core plus. These strategies exist between and often overlap core and value add. They may involve facility expansions without a complete retrofit or rehabilitation. They could also reflect a “build to core” strategy, where the assets would have a higher risk-return profile during a development, construction, and early operations stage, but ultimately qualify as a core asset for the long-term hold period. Thus, core plus strategies may have a steeper J-curve than core, and low yields early in the term, with the proportions of total return from yield and appreciation between core and value add.

●	Value add. These strategies buy assets that have many of the same qualities as core assets, but offer the opportunity for additional value creation through further development, new or extended contracts, or increased capacity. These assets are typically “brownfield” situations involving an existing, operating asset needing improvements, repairs, or expansion. They may also involve renegotiating and extending contracts, and repurposing or improving existing assets. Most value add assets derive their return from a combination of yield and capital appreciation.

●	Opportunistic. These strategies often involve new construction or development of an asset, which have more risk than buying an existing operational asset, but also offer the greatest potential return. These investments involve an elevated level of uncertainty, which may be related to revenue stability, future demand or usage, or significant exposure to commodity prices. Target deals may include brownfield assets that are more complicated or involve more capex than value add strategies, and/or “greenfield” assets that do not currently exist. Infrastructure strategies that incorporate elements more commonly associated with private equity strategies (e.g., buyout, growth equity, venture capital, special situations), that may be asset-light, and target private equity-like returns would usually be considered opportunistic. Additionally, this category is also used by some investors to capture certain ex-US strategies, including those in developing or frontier countries. Opportunistic returns in developed markets (most typically defined by Organization for Economic Cooperation and Development (“OECD”) membership.) are driven mostly, if not exclusively by capital appreciation, while in other geographies they could have more of a yield component if executing an otherwise core strategy, for example.

●	Debt. These strategies provide project financing for a range of tenors in the non-equity portion of the capital stack, including senior debt, mezzanine, and convertible notes. Some strategies are designed to appeal as a substitute for fixed income, offering higher yields, while other strategies are marketed as a diversifier for infrastructure portfolios, with lower volatility and better downside protection than equity, but with returns like those of core strategies. Debt returns come primarily from current income. Asset-backed debt often comes with contracted revenues and strong counterparties, which sometimes offers further upside potential through warrants, options, convertible debt, and other instruments.

No guarantee or representation is made that the investment program of the Fund will be successful, that the various Infrastructure Investments selected will produce positive returns or that the Fund will achieve its investment objective.

Investment Process Overview

Portfolio planning

The investment process typically begins with portfolio planning, which is designed to provide a framework for the Fund’s long-term allocation across various dimensions of the global infrastructure market, such as: (i) direct equity, private infrastructure fund and publicly traded infrastructure investments; (ii) core, core plus, value add, opportunistic, and debt; and (iii) investments focused in North America, Latin America, Europe, Asia-Pacific and/or emerging markets. As such, the Fund’s portfolio may include investments in a number of different currencies. The portfolio plan also provides for allocation over vintage years and with respect to individual investments. It is expected that through such allocation, the Fund may be able to achieve more consistent returns and lower volatility than would generally be expected if its portfolio were more concentrated.

Rigorous investment analysis

The second step of the investment process is to analyze changing market conditions and their effect on the relative attractiveness of different segments within the overall infrastructure market. This rigorous investment analysis is typically based on general economic developments, including gross domestic product and inflation levels and trends, as well as broader market conditions and metrics including business cycles, credit spreads (i.e., the difference in yield between two debt securities of the same maturity but different credit quality), equity multiples (i.e., the ratio between the total earnings from an investment and the investment’s current price), IPO opportunities, regulatory developments, and changes in tax or securities law. In addition, variables specific to particular infrastructure sectors (e.g., transportation or energy) and the overall private infrastructure market are typically evaluated. Based on the outcome of this review, the Investment Committee will attempt to identify the market segments that it believes offer the most attractive investment opportunities at the relevant time.

Due to the long-term nature of infrastructure investments, it is generally not practical to dramatically re-allocate a portfolio over a short period of time. Accordingly, the actual allocation of Fund Investments may deviate significantly from the general relative value views of the Investment Committee, at a particular point in time.

Investment selection

Opportunities are typically sourced through a network of existing relationships with infrastructure managers and investors across the globe and subsequently evaluated individually by the Investment Committee using a structured selection process. See “Due diligence and selection of investments.” As investment opportunities are analyzed, investment professionals seek to evaluate them in relation to historical benchmarks and against each other. This comparative analysis can provide insight into the specific investments that offer the greatest value at different points in time in the various segments of the infrastructure market.

Due diligence and selection of investments

The Investment Committee typically follows a structured process to source, evaluate, select and monitor investments for the Fund. The Adviser’s/Sub-Adviser’s, as applicable investment professionals are typically involved throughout the process and draw on their significant investment experience, resources and market insights. See “Management of the Fund.” The Investment Committee is responsible for the portfolio plan and for final investment decisions.

●	Deal sourcing. The Investment Committee typically identifies prospective investments from multiple sources, the most important of which is a global network of relationships across the private infrastructure industry. In particular, the Investment Committee believes the scope of its portfolio management team’s investment activities provides a competitive advantage for deal generation, enabling it to access attractive opportunities in local markets around the world.

●	Pre-selection. The initial screening process for investment opportunities is typically based on a confidential information memorandum or an introductory meeting. For opportunities that pass the Investment Committee’s minimum requirements, a due diligence deal team is typically assigned to evaluate the opportunity in detail.

●	Due diligence. The due diligence process typically involves a detailed analysis of various qualitative and quantitative aspects of each opportunity, including assessments by Portfolio Fund Managers. Various tools and databases are used to better understand market trends, potential return scenarios and/or the historical or anticipated sources of value creation for an investment. Evaluations are typically based on information such as industry dynamics, competitive positioning, financial analysis, comparable analysis, interviews with key personnel, third-party consultant reports and/or track record analysis. The portfolio managers review the conclusions of the due diligence analysis and may decline the opportunity, request additional information, or approve subject to tax and legal due diligence.

●	Legal assessment. In conjunction with the commercial due diligence process, the tax treatment and legal terms of the investment are typically considered. Based on this analysis and the findings of external professional advisers, the Adviser’s/Sub-Adviser’s, as applicable, internal legal and investment teams seek to negotiate the terms and conditions of the investment. After resolving all open issues and negotiating terms, a final “investment recommendation” is prepared and presented to the portfolio managers, who finally approve or decline the investment.

●	Portfolio risk monitoring. Post-investment, the Investment Committee seeks to monitor the Fund’s portfolio through periodic reporting from and interaction with the private fund sponsors represented in the portfolio. This interaction facilitates on-going portfolio analysis and a proactive approach to addressing any new opportunities or issues that may arise.

SPVs

The Fund’s investments in Portfolio Companies may be held through SPVs, which provide investors access to securities of private companies. SPVs are generally organized as limited liability companies or limited partnerships, and the investors are members of the limited liability company or partners in the limited partnership, and, for that reason, the rights of SPV investors are generally documented in the individual SPV’s operating agreement.

The underlying assets of an SPV are the securities of a single private company (a Portfolio Company) in which the SPV was formed to invest, and, consequently, the value of a SPV investment generally equals the fair value of those underlying securities, after discounting to take into account any expenses of the SPV.

Investment Policies

Portfolio and liquidity management

The Fund will limit its investments in Portfolio Funds that are excluded from the definition of “investment company” under the 1940 Act solely by Section 3(c)(1) or Section 3(c)(7) of the 1940 Act (“Private Investment Companies”) to no more than 15% of the Fund’s net assets at the time of investment. The balance of the Fund’s investments will be Portfolio Companies, Infrastructure Credit Instruments, Portfolio Funds that are not Private Investment Companies (i.e., publicly traded infrastructure vehicles), and cash and cash equivalents. The Fund’s investments in Portfolio Companies may be made through SPVs, which are private entities formed by a third-party manager to invest in a particular Portfolio Company.

Investments in SPVs are common when investing in a single issuer. SPVs in which the Fund may invest will be controlled by third parties. Please see “General Risks—Regulatory Risks of Private Investment Companies” for additional information on the risks of the Fund’s investment in Private Investment Companies.

The Investment Committee intends to use a range of techniques to reduce the risk associated with the Fund’s investment strategy. Such techniques may include, without limitation:

●	Allocating investments and commitments across industry sector, geography, size, private fund sponsor and “vintage year” (i.e., the year in which a Portfolio Fund begins investing); and

●	Actively managing cash and liquid assets.

The Fund will invest on a global basis, predominantly in developed countries and regions, including North America, Latin America, Europe, and Asia-Pacific, and to a lesser extent potentially in emerging markets. As such, the Fund’s portfolio may include investments in a number of different currencies.

The Investment Committee also manages the Fund’s portfolio with a view towards maintaining sufficient liquidity to comply with the interval fund requirements under the 1940 Act. In an effort to maintain sufficient liquidity, the Investment Committee may take into account anticipated cash flows from new subscriptions, anticipated future distributions from investments, distributions made to shareholders and anticipated tenders of Shares by Shareholders. To forecast portfolio cash flows, the Investment Committee utilizes quantitative and qualitative factors, including historical data, actual portfolio observations and qualitative forecasts by the Investment Committee. See “Investment process overview—Portfolio planning.” After the initial period of investment operations, over time during normal market conditions, it is generally not expected that the Fund will hold more than 15% of its net assets in cash or cash equivalents for extended periods of time. To enhance the Fund’s liquidity, particularly in times of possible net outflows through the tender of Shares by Shareholders, the Investment Committee may sell certain of the Fund’s assets on the Fund’s behalf.

For purposes of determining compliance with Fund’s policy to invest at least 80% of its net assets, plus any borrowing for investment purposes, in investments that provide direct or indirect exposure to infrastructure assets, the Fund will consider the then-existing concentration of Portfolio Funds, to the extent they are known to the Fund, when making additional investments.

There can be no assurance that the Fund’s portfolio design and risk management strategies will be successful or that the objectives of the Fund with respect to liquidity management will be achieved. Prospective investors should refer to the discussion of the risks associated with the investment strategy and structure of the Fund found under “General risks,” and “Limits of Risk Disclosure.”

Borrowing by the Fund

The Fund may borrow money to pay operating expenses, including, without limitation, investment management fees of Portfolio Funds, or to purchase portfolio securities, to fund repurchases of Shares or for other portfolio management purposes. Such borrowing may be accomplished through credit facilities or by other means. The use of borrowings for investment purposes involves a high degree of risk. Under the 1940 Act, the Fund is not permitted to borrow for any purposes if, immediately after such borrowing, the Fund would have asset coverage (as defined in the 1940 Act) of less than 300% with respect to indebtedness. The 1940 Act also provides that the Fund may not declare distributions or purchase its Shares (including through repurchase offers) if, immediately after doing so, it will have an asset coverage of less than 300%. The foregoing requirements generally do not apply to Portfolio Funds in which the Fund invests unless such Portfolio Funds are registered under the 1940 Act. The Board may modify the borrowing policies of the Fund, including the purposes for which borrowings may be made, and the length of time that the Fund may hold portfolio securities purchased with borrowed money. The rights of any lenders to the Fund to receive payments of interest or repayments of principal will be senior to those of the Shareholders and the terms of any borrowings may contain provisions that limit certain activities of the Fund.

Temporary and defensive strategies

The Fund may, from time to time in its sole discretion, take temporary or defensive positions in cash, cash equivalents, other short-term securities or money market funds to attempt to reduce volatility caused by adverse market, economic, or other conditions. Any such temporary or defensive positions could prevent the Fund from achieving its investment objective. In addition, subject to applicable law, the Fund may, in the Investment Committee’s sole discretion, hold cash, cash equivalents, other short-term securities or investments in money market funds pending investment by the Fund in other securities, in order to fund anticipated repurchases, expenses of the Fund or other operational needs, or otherwise in the sole discretion of the Investment Committee. See “Use of Proceeds.”

Except as otherwise indicated, the Fund may change its investment objective and any of its investment policies, restrictions, strategies, and techniques without Shareholder approval. Fundamental policies contained in the SAI may not be changed without Shareholder approval. See “Fundamental Policies” in the SAI for more information about the Fund’s fundamental policies.

Risk Factors [Table Text Block]

General Risks

The following are material risk factors that relate to the operations and terms of the Fund. These considerations, which do not purport to be a complete description of any of the particular risks referred to or a complete list of all risks involved in an investment in the Fund, should be carefully evaluated before determining whether to invest in the Fund. For purposes of this section, risks that are applicable to Portfolio Funds and Portfolio Fund Managers also apply to publicly traded infrastructure vehicles and their associated portfolio managers, respectively.

The Shares are speculative and illiquid securities involving substantial risk of loss. An investment in the Fund is appropriate only for those investors who do not require a liquid investment, for whom an investment in the Fund does not constitute a complete investment program, and who fully understand and are capable of assuming the risks of an investment in the Fund.

No Operating History Risk. The Fund is newly-formed and has no operating history upon which prospective investors may evaluate the Fund’s past performance and potential future returns. The Fund is subject to all of the business risks and uncertainties associated with any new business, including the risk that the Fund will not achieve its investment objective and that the value of Shares could decline.

Unlisted Closed-End Structure; Liquidity Limited to Quarterly Repurchases of Shares. The Fund has been organized as a non-diversified, closed-end management investment company and designed primarily for long-term investors. An investor should not invest in the Fund if the investor needs a liquid investment. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) in that investors in a closed-end fund do not have the right to redeem their shares on a daily basis. Unlike most closed-end funds, which typically list their shares on a securities exchange, the Fund does not intend to list the Shares for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares. Although the Fund will offer a limited degree of liquidity by conducting quarterly repurchase offers, a Shareholder may not be able to tender its Shares in the Fund promptly after it has made a decision to do so. There is no assurance that you will be able to tender your Shares when or in the amount that you desire. In addition, with very limited exceptions, Shares are not transferable, and liquidity will be provided only through repurchase offers made quarterly by the Fund. Shares are considerably less liquid than shares of funds that trade on a stock exchange or shares of open-end registered investment companies, and are therefore suitable only for investors who can bear the risks associated with the limited liquidity of Shares, and should be viewed as a long-term investment.

There will be a substantial period of time between the date as of which Shareholders must submit a request to have their Shares repurchased and the date they can expect to receive payment for their Shares from the Fund. Shareholders whose Shares are accepted for repurchase bear the risk that the

Fund’s net asset value may fluctuate significantly between the time that they submit their repurchase requests and the date as of which such Shares are valued for purposes of such repurchase. Shareholders will have to decide whether to request that the Fund repurchase their Shares without the benefit of having future information regarding the value of Shares on a date proximate to the date on which Shares are valued by the Fund for purposes of effecting such repurchases.

Repurchases of Shares may be suspended, postponed or terminated by the Board under certain limited circumstances. See “Quarterly Repurchase Offers.” An investment in the Fund is suitable only for investors who can bear the risks associated with the limited liquidity of Shares and the underlying investments of the Fund. Also, because Shares are not listed on any securities exchange, the Fund is not required, and does not intend, to hold annual meetings of its Shareholders unless called for under the provisions of the 1940 Act.

Reliance on the Investment Committee. The Investment Committee has full discretionary authority to identify, structure, allocate, execute, administer, monitor and liquidate Infrastructure Investments and, in doing so, has no responsibility to consult with any Shareholder. Accordingly, an investor in the Fund must rely upon the abilities of the Investment Committee and no person should invest in the Fund unless such person is willing to entrust all aspects of the investment decisions of the Fund to the Investment Committee. There can be no assurance that the Investment Committee will be able to select or implement successful strategies or achieve the Fund’s investment objective.

Reliance on Key Personnel. The departure of certain key personnel of the Adviser and/or Sub-Adviser could have a material adverse effect on the Fund’s ability to achieve its investment objective.

To achieve the Fund’s investment objective, the Adviser and Sub-Adviser may need to hire, train, supervise and manage new investment professionals to participate in the Fund’s investment selection and monitoring process. The Adviser and Sub-Adviser may not be able to find investment professionals in a timely manner or at all. Failure to support the Fund’s investment process could have a material adverse effect on the Fund’s business, financial condition and results of operations.

The Adviser and Sub-Adviser each depend on relationships with private fund sponsors, investment banks and commercial banks, and the Fund relies to a significant extent upon these relationships to provide the Fund with potential investment opportunities. Failure to maintain these relationships or develop new relationships with other sponsors or sources of investment opportunities, the Fund may not be able to grow its investment portfolio. In addition, individuals with whom the Adviser and/or Sub-Adviser have relationships are not obligated to provide the Fund with investment opportunities, and, therefore, there is no assurance that such relationships will generate investment opportunities for the Fund.

Additionally, to the extent the Fund invests in Portfolio Funds, the Fund will be exposed to these risks with respect to the Portfolio Fund Managers of such Portfolio Funds. The Fund’s performance depends on the adherence by such Portfolio Fund Managers to their selected strategies, the instruments used by such Portfolio Fund Managers, the Investment Committee’s ability to select Portfolio Funds. The Portfolio Fund Managers’ investment strategies or choice of specific securities may be unsuccessful and may cause the Portfolio Fund, and in turn the Fund, to incur losses.

Concentration of Investments. The Fund will concentrate its investments in the infrastructure industry and may focus its investments in one or more infrastructure market segments (e.g., transportation, energy/utilities, social infrastructure and communications assets). As a result, the Fund’s portfolio is subject to greater risk and volatility than if investments had been made in a broader diversification of asset types and industries.

Limited operating history of Infrastructure Investments. Infrastructure Investments may have limited operating histories and the information the Fund is able to obtain about such investments may be limited. As such, the ability of the Investment Committee to evaluate past performance or to validate the investment strategies of such Infrastructure Investment is limited. Moreover, even to the extent an Infrastructure Investment has a longer operating history, the past investment performance of any of the Infrastructure Investments should not be construed as an indication of the future results of such investments or the Fund, particularly as the investment professionals responsible for the performance of such investments may change over time. This risk is related to, and enhanced by, the risks created by the fact that the Investment Committee relies upon information provided to it by the issuer of the securities it receives or the Portfolio Fund Managers (as applicable) that is not, and cannot be, independently verified.

Nature of Portfolio Companies. The Infrastructure Investments will include direct and indirect investments in Portfolio Companies. This may include Portfolio Companies in the early phases of development, which can be highly risky due to the lack of a significant operating history. This may also include Portfolio Companies with assets that are in one or more of various stages of their lifecycle or useful life, including development, construction, newly operating, regular operations, depreciating, and terminating. While some of these stages carry more risk than others, all stages carry risks. The Infrastructure Investments may also include Portfolio Companies that are in a state of distress or which have a poor record, and which are undergoing restructuring or changes in management, and there can be no assurances that such restructuring or changes will be successful. The management of such Portfolio Companies may depend on one or two key individuals, and the loss of the services of any of such individuals may adversely affect the performance of such Portfolio Companies.

Investments in infrastructure assets. Investments in infrastructure assets are subject to the risks of adverse local, national and international economic, regulatory, political, legal, demographic, environmental, and other developments affecting their industry. Infrastructure companies may be adversely affected by, among other things, high interest costs related to capital construction programs, difficulty in raising adequate capital on reasonable terms in periods of high inflation and unsettled capital markets, the financial condition of users and suppliers of infrastructure assets, inexperience with and potential losses resulting from the deregulation of a particular industry or sector, costs associated with compliance and changes in environmental and other regulations, regulation or intervention by various government authorities, including government regulation of rates charged to customers, the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards, technological developments and disruptions, service interruption and/or legal challenges due to environmental, operational or other accidents, susceptibility to terrorist attacks, the effect of economic slowdown, surplus capacity, increased competition, uncertainties concerning the availability of fuel at reasonable prices, and the effects of energy conservation policies and general changes in market sentiment towards infrastructure assets, among other factors. There is also the risk that corruption may negatively affect publicly-funded infrastructure projects, especially in developing and emerging markets, resulting in delays and cost overruns.

Investments in the Portfolio Funds generally; dependence on the Portfolio Fund Managers. Because the Fund invests in Portfolio Funds, a Shareholder’s investment in the Fund will be affected by the investment policies and decisions of the Portfolio Fund Manager of each Portfolio Fund in direct proportion to the amount of Fund assets that are invested in each Portfolio Fund. The Fund’s net asset value may fluctuate in response to, among other things, various market and economic factors related to the markets in which the Portfolio Funds invest and the financial condition and prospects of issuers in which the Portfolio Funds invest. The success of the Fund depends upon the ability of the Portfolio Fund Managers to develop and implement strategies that achieve their investment objectives. Shareholders will not have an opportunity to evaluate the specific investments made by the Portfolio Funds or the Portfolio Fund Managers, or the terms of any such investments. In addition, the Portfolio Fund Managers could materially alter their investment strategies from time to time without notice to the Fund. There can be no assurance that the Portfolio Fund Managers will be able to select or implement successful strategies or achieve their respective investment objectives.

Temporary Investments. The allocation among Fund Investments may vary from time to time, especially during the Fund’s initial period of investment operations. During the initial period of investment operations (which will be determined by the Investment Committee and may last a significant period of time), the Fund may hold a relatively larger portion of its assets in publicly traded infrastructure investments (e.g., publicly listed companies that pursue the business of infrastructure investing), as compared to the Investment Committee’s long-term target allocation among Fund Investments. In addition, the Fund may hold a substantial portion of the proceeds of the offering of

Shares in short-term investments (including money market funds, short-term treasuries and other liquid investment vehicles) for a limited period of time while the Fund seeks desirable Portfolio Companies and Portfolio Funds.

Delays in investing the net proceeds of the offering of Shares may impair the Fund’s performance. The Fund cannot assure you it will be able to identify any investments that meet its investment objective or that any investment that the Fund makes will produce a positive return. The Fund may be unable to invest the net proceeds of the Fund’s offering on acceptable terms within the time period that the Fund anticipates or at all, which could harm the Fund’s financial condition and operating results.

Short-term investments may produce returns that are significantly lower than the returns that the Fund expects to achieve when the Fund’s portfolio is fully invested in accordance with the Investment Committee’s long-term target allocations. As a result, any distributions that the Fund pays while the Fund’s portfolio is not fully invested in accordance with the Investment Committee’s long-term target allocations may be lower than the distributions that the Fund may be able to pay when the Fund portfolio is fully invested in accordance with the Investment Committee’s long-term target allocations.

Portfolio Funds not registered. The Fund is registered as an investment company under the 1940 Act. The 1940 Act is designed to afford various protections to investors in pooled investment vehicles. For example, the 1940 Act imposes limits on the amount of leverage that a registered investment company can assume, restricts layering of costs and fees, restricts transactions with affiliated persons and requires that the investment company’s operations be supervised by a board of managers, a majority of whose members are independent of management. However, most of the Portfolio Funds in which the Fund invests are not subject to the provisions of the 1940 Act. Many Portfolio Fund Managers may not be registered as investment advisers under the Investment Advisers Act of 1940 (the “Advisers Act”). As an indirect investor in the Portfolio Funds managed by Portfolio Fund Managers that are not registered as investment advisers, the Fund will not have the benefit of certain of the protections of the Advisers Act.

Many Portfolio Funds are exempted from regulation under the 1940 Act because they permit investment only by investors who meet very high thresholds of investment experience and sophistication, as measured by net worth. The Fund’s investment qualification thresholds are generally lower. As a result, the Fund provides an avenue for investing in certain Portfolio Funds that would not otherwise be available to certain investors. This means that investors who would not otherwise qualify to invest in largely unregulated vehicles will have the opportunity to make such an investment through the Fund.

In addition, many Portfolio Funds do not maintain their securities and other assets in the custody of a bank or a member of a securities exchange, as generally required of registered investment companies, in accordance with certain SEC rules. A registered investment company which places its securities in the custody of a member of a securities exchange is required to have a written custodian agreement, which provides that securities held in custody will be at all times individually segregated from the securities of any other person and marked to clearly identify such securities as the property of such investment company and which contains other provisions designed to protect the assets of such investment company. The Portfolio Funds in which the Fund will invest may maintain custody of their assets with brokerage firms which do not separately segregate such customer assets as would be required in the case of registered investment companies, or may not use a custodian to hold their assets. Under the provisions of the Securities Investor Protection Act of 1970, as amended, the bankruptcy of any brokerage firm used to hold Portfolio Fund assets could have a greater adverse effect on the Fund than would be the case if custody of assets were maintained in accordance with the requirements applicable to registered investment companies. There is also a risk that a Portfolio Fund Manager could convert assets committed to it by the Fund to its own use or that a custodian could convert assets committed to it by a Portfolio Fund Manager to its own use. There can be no assurance that the Portfolio Fund Managers or the entities they manage will comply with all applicable laws and that assets entrusted to the Portfolio Fund Managers will be protected.

Prospective investors should understand that the Fund is an appropriate investment only for investors who can tolerate a high degree of risk, including lesser regulatory protections in connection with the Fund’s investments in Portfolio Funds than might normally be available through investments in registered investment company vehicles.

Portfolio Funds are generally non-diversified. While there are no regulatory requirements that the investments of the Portfolio Funds be diversified, some Portfolio Funds may undertake to comply with certain investment concentration limits. Portfolio Funds may at certain times hold large positions in a relatively limited number of investments. Portfolio Funds may target or concentrate their investments in particular markets, sectors or industries. Those Portfolio Funds that concentrate in a specific industry or target a specific sector will also be subject to the risks of that industry or sector, which may include, but are not limited to, rapid obsolescence of technology, sensitivity to regulatory changes, minimal barriers to entry and sensitivity to overall market swings. As a result, the net asset values of such Portfolio Funds may be subject to greater volatility than those of investment companies that are subject to diversification requirements and this may negatively impact the net asset value of the Fund.

Portfolio Funds’ securities are generally illiquid. The securities of the Portfolio Funds in which the Fund invests or plans to invest will often be illiquid. Subscriptions to purchase the securities of Portfolio Funds are typically subject to restrictions or delays. There is no regular market for interests in many Portfolio Funds or Portfolio Companies, which typically must be sold in privately negotiated transactions. Any such sales would likely require the consent of the manager of the applicable Portfolio Fund or the board of the Portfolio Company, and could occur at a discount to the stated net asset value. If the Investment Committee determines to cause the Fund to sell its interest in a Portfolio Fund or a Portfolio Company, the Fund may be unable to sell such interest quickly, if at all, and could therefore be obligated to continue to hold such interest for an extended period of time, or to accept a lower price for a quick sale.

Credit Risk. The value of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In addition, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.

Senior Loans. The Fund may invest in loans that are senior in the capital structure of the borrower or issuer, hold an equal ranking with other senior debt, or have characteristics (such as a senior position secured by liens on a borrower’s assets) that the Investment Committee believes justify treatment as senior debt. Loans that are senior and secured generally involve less risk than unsecured or subordinated debt and equity instruments of the same borrower because the payment of principal and interest on senior loans are obligations of the borrower that, in most instances, take precedence over the payment of dividends, the return of capital to the borrower’s shareholders, and payments to bond holders; and because of the collateral supporting the repayment of the debt instrument. Senior loans are often rated below investment grade. Senior loans are generally secured by shares of certain group companies and may also be secured by specific collateral or guarantees, including but not limited to, trademarks, patents, accounts receivable, inventory, equipment, buildings, real estate, franchises and common and preferred stock of the borrower and its subsidiaries. Senior loans usually have shorter terms than more junior obligations and often require mandatory prepayments from excess cash flow, asset dispositions and offerings of debt and/or equity securities on a priority basis. The types of protection afforded to creditors such as the Fund will vary from investment to investment. Because of the unique nature of a loan agreement, and the private syndication of the loan, senior loans are generally not as easily purchased or sold as publicly traded securities. An interest in a non-investment grade loan is generally considered speculative in nature and may become a defaulted obligation for a variety of reasons. Upon any investment becoming a defaulted obligation, it may become subject to either substantial workout negotiations or restructuring, which may entail, among other things, a substantial reduction in the interest rate, a substantial write-down of principal and a substantial change in the terms, conditions and covenants with respect of such defaulted obligation. In addition, such negotiations or restructuring may be quite extensive and protracted over time, and therefore may result in uncertainty with respect to ultimate recovery on such defaulted obligation. The liquidity for defaulted obligations may be limited, and to the extent that defaulted obligations are sold, it is highly unlikely that the proceeds from such sale will be equal to the amount of unpaid principal and interest thereon. Consequently, the fact that a loan is secured does not guarantee that the Fund will receive principal and interest payments according to the loan’s terms, or at all, or that the Fund will be able to collect on the loan should it be forced to enforce its remedies. In November 2022, the SEC proposed rule amendments which, among other things, would amend the liquidity rule framework for open-end funds. While the proposal is not directly applicable to the Fund, if the rule amendments are adopted as proposed, they could have a negative impact on the market for loans as open-end funds subject to the rule exit the market. The nature and extent of the proposal’s impact will not be known unless and until any final rulemaking is adopted.

Mezzanine Investments. The Fund may invest in mezzanine loans. Structurally, mezzanine loans usually rank subordinate in priority of payment to senior debt, such as senior bank loans, and are often unsecured. However, mezzanine loans rank senior to common and preferred equity in a borrower’s capital structure. Mezzanine debt is often used in leveraged buyout and real estate finance transactions. Due to the higher risk profile and often less restrictive covenants of mezzanine loans as compared to senior loans, mezzanine loans sometimes earn a higher return than senior loans that are secured by collateral. Typically, mezzanine loans have elements of both debt and equity instruments, offering the fixed returns in the form of interest payments associated with senior debt, while providing lenders an opportunity to participate in the capital appreciation of a borrower, if any, through an equity interest. This equity interest typically takes the form of warrants. The warrants associated with mezzanine loans are typically detachable, which allows lenders to receive repayment of the loan principal on an agreed amortization schedule while retaining the equity interest in the borrower. Mezzanine loans also may include a “put” feature, which permits the holder to sell its equity interest back to the borrower at a price determined through an agreed-upon formula. Mezzanine loans may be issued with or without registration rights. Similar to other high yield securities, maturities of mezzanine loans are typically seven to 10 years, but the expected average life is significantly shorter at three to five years. Mezzanine loans are usually unsecured and subordinate to other debt obligations of an issuer. To the extent that a mezzanine loan does not have restrictive covenants that limit the ability of the borrower to further encumber its assets or that impose other obligations (or has less restrictive covenants), an investment such loan will be particularly sensitive to the risks that are associated with loan investments.

Valuations of Private Infrastructure Investments; valuations subject to adjustment. The valuations reported by the Portfolio Fund Managers or other third parties, based upon which the Fund determines its daily net asset value and the net asset value per Share may be subject to later adjustment or revision. For example, fiscal year-end net asset value calculations of the Infrastructure Investments may be revised as a result of audits by their independent auditors. Other adjustments may occur from time to time. Because such adjustments or revisions, whether increasing or decreasing the net asset value of the Fund at the time they occur, relate to information available only at the time of the adjustment or revision, the adjustment or revision may not affect the amount of the repurchase proceeds of the Fund received by Shareholders who had their Shares repurchased prior to such adjustments and received their repurchase proceeds. As a result, to the extent that such subsequently adjusted valuations from the Portfolio Fund Managers or other third parties or revisions to the net asset value of an Infrastructure Investment or direct private infrastructure investment adversely affect the Fund’s net asset value, the outstanding Shares may be adversely affected by prior repurchases to the benefit of Shareholders who had their Shares repurchased at a net asset value higher than the adjusted amount.

Conversely, any increases in the net asset value resulting from such subsequently adjusted valuations may be entirely for the benefit of the outstanding Shares and to the detriment of Shareholders who previously had their Shares repurchased at a net asset value lower than the adjusted amount. The same principles apply to the purchase of Shares. New Shareholders may be affected in a similar way.

The valuations of Shares may be significantly affected by numerous factors, some of which are beyond the Fund’s control and may not be directly related to the Fund’s operating performance. These factors include:

●	changes in regulatory policies or tax guidelines;

●	changes in earnings or variations in operating results;

●	changes in the value of the Infrastructure Investments;

●	changes in accounting guidelines governing valuation of the Infrastructure Investments;

●	any shortfall in revenue or net income or any increase in losses from levels expected by investors;

●	departure of the Adviser/Sub-Adviser, as applicable, or certain of its key personnel;

●	general economic trends and other external factors; and

●	loss of a major funding source.

Valuation of Infrastructure Investments uncertain. Under the 1940 Act, the Fund is required to carry Infrastructure Investments at market value or, if there is no readily available market value, at fair value as determined by the “valuation designee,” in accordance with the Fund’s valuation procedures, which have been approved by the Board. The Board has designated the Adviser as its valuation designee pursuant to Rule 2a-5 under the 1940 Act, subject to its oversight. There is not a public market or active secondary market for many of the securities of the privately held companies in which the Fund invest. Rather, many of the Infrastructure Investments may be traded on a privately negotiated over-the-counter secondary market for institutional investors. As a result, the valuation designee values such securities at fair value as determined in good faith in accordance with the valuation procedures that have been approved by the Board.

The determination of fair value, and thus the amount of unrealized losses the Fund may incur in any year, is to a degree subjective, and the Adviser has a conflict of interest in making the determination. Because such valuations, and particularly valuations of private securities and private companies, are inherently uncertain, may fluctuate over short periods of time and may be based on estimates, the valuation designee’s determinations of fair value may differ materially from the values that would have been used if a ready market for these non-traded securities existed. Due to this uncertainty, the valuation designee’s fair value determinations may cause the Fund’s net asset value on a given date to understate or overstate materially the value that the Fund may ultimately realize upon the sale of one or more Infrastructure Investments. Under limited circumstances (such as to resolve a pricing issue regarding an Infrastructure Investment), the Fund may retain a valuation assurance service provider to provide the Fund reasonable assurance on the correctness of the processes and procedures leading to the fair value determinations by the Adviser. See “Calculation of net asset value; Valuation.”

Liquidity and Valuation Risk. Liquidity risk is the risk that securities may be difficult or impossible to sell at the time the Investment Committee would like or at the price it believes the security is currently worth. Liquidity risk may be increased for certain Fund investments, including those investments in funds with gating provisions or other limitations on investor withdrawals and restricted or illiquid securities. Some funds in which the Fund invests may impose restrictions on when an investor may withdraw its investment or limit the amounts an investor may withdraw. To the extent that the Investment Committee seeks to reduce or sell out of its investment at a time or in an amount that is prohibited, the Fund may not have the liquidity necessary to participate in other investment opportunities or may need to sell other investments that it may not have otherwise sold.

The Fund may also invest in securities that, at the time of investment, are illiquid, as determined by using the SEC’s standard applicable to registered investment companies (i.e., securities that cannot be disposed of by the Fund within seven calendar days in the ordinary course of business at approximately the amount at which the Fund has valued the securities). Illiquid and restricted securities may be difficult to dispose of at a fair price at the times when the Fund believes it is desirable to do so. The market price of illiquid and restricted securities generally is more volatile than that of more liquid securities, which may adversely affect the price that the Fund pays for or recovers upon the sale of such securities. Investment of the Fund’s assets in illiquid and restricted securities may also restrict the Fund’s ability to take advantage of market opportunities.

Valuation risk is the risk that one or more of the securities in which the Fund invests are priced differently than the value realized upon such security’s sale. In times of market instability, valuation may be more difficult, in which case the Investment Committee’s judgment may play a greater role in the valuation process.

Publicly Traded Infrastructure Risk. Publicly traded infrastructure investments include individual publicly listed companies, utilities, and master limited partnerships that pursue the business of private infrastructure ownership, operations, and/or investing, including listed mutual funds and exchange traded funds holding multiple listed infrastructure stocks, listed infrastructure funds and funds-of-funds, SPACs, asset managers, holding companies, investment trusts, closed-end funds, financial institutions, and other vehicles whose primary purpose is to own and operate, invest in, lend capital to, or provide services to privately held infrastructure companies, quasi-governmental infrastructure entities, public-private partnerships, and/or public infrastructure owners and operators. Publicly traded infrastructure investments usually have an indefinite duration.

Publicly traded infrastructure vehicles are typically liquid and capable of being traded daily, in contrast to direct investments and private infrastructure funds, in which capital is subject to lengthy holding periods. Accordingly, publicly traded infrastructure transactions are significantly easier to execute than other types of private infrastructure investments, giving investors an opportunity to adjust the investment level of their portfolios more efficiently.

Failure to qualify as a RIC or satisfy distribution requirement. To qualify for and maintain RIC qualification under the Code, the Fund must meet the following annual distribution, source-of-income and asset diversification requirements. See “Certain Tax Considerations.”

●	The annual distribution requirement for a RIC will be satisfied if the Fund distributes to Shareholders on an annual basis at least 90% of the Fund’s net ordinary income and realized net short-term capital gains in excess of realized net long-term capital losses, if any. Because the Fund may borrow, it is subject to an asset coverage ratio requirement under the 1940 Act and may in the future become subject to certain financial covenants under loan and credit agreements that could, under certain circumstances, restrict the Fund from making distributions necessary to satisfy the distribution requirement. If the Fund is unable to obtain cash from other sources, it could fail to qualify for RIC tax treatment and thus become subject to corporate-level income tax.

●	The source-of-income requirement will be satisfied if the Fund obtains at least 90% of its income for each year from dividends, interest, gains from the sale of stock or securities or similar passive sources.

●	The asset diversification requirement will be satisfied if the Fund meets certain asset diversification requirements at the end of each quarter of the Fund’s tax year. To satisfy this requirement,

●	at least 50% of the value of the Fund’s assets must consist of cash, cash equivalents, U.S. government securities, securities of other RICs and other securities if such other securities of any one issuer do not represent more than 5% of the value of the Fund’s assets or more than 10% of the outstanding voting securities of such issuer, and

●	no more than 25% of the value of the Fund’s assets can be invested in the securities, other than U.S. government securities or securities of other RICs, of one issuer, of two or more issuers that are controlled, as determined under the Code and its applicable regulations, by the Fund and that are engaged in the same or similar or related trades or businesses or of certain “qualified publicly traded partnerships.” Failure to meet these requirements may result in the Fund having to dispose of certain investments quickly in order to prevent the loss of its qualification as a RIC. Because most of the Fund’s investments will be in private companies, and therefore will be relatively illiquid, any such dispositions could be made at disadvantageous prices and could result in substantial losses.

If the Fund fails to qualify for or maintain RIC tax treatment for any reason and is subject to corporate income tax, the resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distribution and the amount of the Fund’s distributions.

Difficulty meeting RIC distribution requirement. For U.S. federal income tax purposes, the Fund may be required to recognize taxable income in circumstances in which the Fund does not receive a corresponding payment in cash. For example, if the Fund holds debt obligations that are treated under applicable tax rules as having original issue discount (such as debt instruments with PIK interest or, in certain cases, increasing interest rates or debt instruments that were issued with warrants), the Fund must include in income each year a portion of the original issue discount that accrues over the life of the obligation, regardless of whether cash representing such income is received by the Fund in the same taxable year. The Fund may also have to include in income other amounts that the Fund has not yet received in cash, such as deferred loan origination fees that are paid after origination of the loan or are paid in non-cash compensation such as warrants or stock. Furthermore, the Fund may invest in non-U.S. corporations (or other non-U.S. entities treated as corporations for U.S. federal income tax purposes) that could be treated under the Code and U.S. Treasury Regulations promulgated thereunder (the “Treasury Regulations”) as “passive foreign investment companies” and/or “controlled foreign corporations.” The rules relating to investment in these types of non-U.S. entities are designed to ensure that U.S. taxpayers are either, in effect, taxed currently (or on an accelerated basis with respect to corporate level events) or taxed at increased tax rates at distribution or disposition. In certain circumstances this could require the Fund to recognize income where the Fund does not receive a corresponding payment in cash.

The Fund anticipates that a portion of its income may constitute original issue discount or other income required to be included in taxable income prior to receipt of cash. Further, the Fund may elect to amortize market discounts and include such amounts in its taxable income in the current year, instead of upon disposition, as an election not to do so would limit the Fund’s ability to deduct interest expenses for tax purposes.

Because any original issue discount or other amounts accrued will be included in the Fund’s investment company taxable income for the year of the accrual, the Fund may be required to make a distribution to Shareholders in order to satisfy the annual distribution requirement, even though the Fund will not have received any corresponding cash amount. As a result, the Fund may have difficulty meeting the annual distribution requirement necessary to qualify for and maintain its qualification as a RIC under the Code. The Fund may have to sell some of its investments at times and/or at prices the Fund would not consider advantageous, raise additional debt or equity capital or forgo new investment opportunities for this purpose. If the Fund is not able to obtain cash from other sources, the Fund may fail to qualify for or maintain RIC tax treatment and thus become subject to corporate-level income tax. For additional discussion regarding the tax implications of a RIC, see “Certain Tax Considerations.”

Market Disruption and Geopolitical Risk. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. War, terrorism, and related geopolitical events (and their aftermath) have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as, for example, earthquakes, fires, floods, hurricanes, tsunamis and weather-related phenomena generally, as well as the spread of infectious illness or other public health issues, including widespread epidemics or pandemics, and systemic market dislocations can be highly disruptive to economies and markets. For example, the COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn in economies throughout the world. In addition, military action by Russia in Ukraine could adversely affect global energy and financial markets and therefore could affect the value of a Portfolio’s investments, including beyond a Portfolio’s direct exposure to Russian issuers or nearby geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict and could be substantial. In March 2023, a number of U.S. domestic banks and foreign banks experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by banking regulators to limit the effect of those difficulties and failures on other banks or other financial institutions or on the U.S. or foreign economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign financial institutions and economies. Those events as well as other changes in non-U.S. and domestic economic and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of Fund Investments. Any of these occurrences could disrupt the operations of the Fund and the Fund’s service providers.

Market Uncertainties. Even if the Portfolio Companies’ infrastructure development, construction, and/or operations and service levels meet targets and/or specifications, to the extent that revenues are not contracted undertake-or-pay agreements, or are otherwise at risk based on voluntary or otherwise optional levels of usage, patronization, or demand variability, the Portfolio Companies may not meet their return targets. Portfolio Companies may also incur higher costs for supplies and services than budgeted, which also will affect their net profits. To varying extents, Portfolio Companies will face counterparty credit risks from the entities with which it contracts for infrastructure availability and usage. Additionally, many infrastructure projects, sites and facilities involve heavy equipment and machinery that pose safety and health risks to a company’s staff, third-party service providers, and sometimes public patrons. There can be no assurance that the infrastructure will be used at planned levels, that counterparties will fully pay for availability or services, or that all sites will be accident-free.

Even if an infrastructure project is initially successful, not all infrastructure will have a pure monopoly position for its facilities and/or services, and may face some level of competition from one or more other public and/or private infrastructure providers. Such competition could be direct (in the same or proximate space, e.g., another fiber or wireless service provider), or indirect (in an adjacent or substitute area, e.g., having two airport options). Competition may result in reductions in future usage, decreasing revenues, and lower gross margins which could have a material adverse effect on the business, financial condition, and results of operations of the Fund and the Portfolio Companies.

Distressed Securities. The Fund or a Portfolio Fund may invest in debt or equity securities of domestic and foreign issuers in weak financial condition, experiencing poor operating results, having substantial capital needs or negative net worth, facing special competitive or product obsolescence problems, or that are involved in bankruptcy or reorganization proceedings. Investments of this type may involve substantial financial and business risks that can result in substantial or at times even total losses. Among the risks inherent in investments in troubled entities is the fact that it frequently may be difficult to obtain information as to the true condition of such issuers. Such investments also may be adversely affected by state and federal laws relating to, among other things, fraudulent transfers and other voidable transfers or payments, lender liability, and a bankruptcy court’s power to disallow, reduce, subordinate, or disenfranchise particular claims. The market prices of such securities are also subject to abrupt and erratic market movements and above-average price volatility, and the spread between the bid and ask prices of such securities may be greater than those prevailing in other securities markets. It may take a number of years for the market price of such securities to reflect their intrinsic value. In liquidation (both in and out of bankruptcy) and other forms of corporate reorganization, there exists the risk that the reorganization either will be unsuccessful (due to, for example, failure to obtain requisite approvals), will be delayed (for example, until various liabilities, actual or contingent, have been satisfied), or will result in a distribution of cash or a new security the value of which will be less than the purchase price to the Portfolio Fund of the security in respect to which such distribution was made.

Competition for investment opportunities. The Fund competes for investments with other investment funds (including registered investment companies, private infrastructure equity and debt funds, and fund-of-funds), other institutional investors, including public and corporate pension plans, sovereign wealth funds, endowments and foundations, insurance companies, family offices, and high net worth individuals, as well as traditional and non-traditional sources of infrastructure funding, including, but not limited to traditional financial services companies such as commercial banks, project finance companies, business development companies, SPACs, and hedge funds. Many of the Fund’s competitors are substantially larger and have considerably greater financial, technical and marketing resources than the Fund. For example, some competitors may have a lower cost of capital and access to funding sources that are not available to the Fund. In addition, some of the Fund’s competitors may have higher risk tolerances or different risk assessments than the Fund.

These characteristics could allow competitors to consider a wider variety of investments, establish more relationships and offer better pricing and more flexible structuring than the Fund is able to do. As a result, the Fund may lose investment opportunities if it does not match its competitors’ pricing, terms and structure. No assurance can be given that the Fund will be able to identify and complete attractive investments in the future or that it will be able to fully invest its subscriptions. Even if the Adviser, Sub-Adviser, or a Portfolio Fund Manager identifies an attractive investment opportunity, the Fund or the Portfolio Fund may not be permitted to take advantage of the opportunity to the fullest extent desired.

If the Fund is forced to match its competitors’ pricing, terms and structure, it may not be able to achieve acceptable returns on its investments or may bear substantial risk of capital loss. Furthermore, many of the Fund’s competitors are not subject to the source-of-income, asset diversification and distribution requirements the Fund must satisfy to maintain its qualification as a RIC.

Access to Investments. The Fund is registered as an investment company under the 1940 Act and is subject to certain restrictions under the 1940 Act, and certain tax requirements, among other restrictions, that limit the Fund’s ability to make investments, as compared to a fund that is not so registered. Such restrictions may prevent the Fund from participating in (or increasing its share of) certain favorable investment opportunities, or may lead to a lack of exposure to a certain type of investment for certain periods of time. The Fund’s intention to qualify and be eligible for treatment as a regulated investment company under the Code can limit its ability to acquire or continue to hold positions in investments that would otherwise be consistent with its investment strategy. The Fund incurs additional expenses (compared to a fund that is not registered under the 1940 Act) in determining whether an investment is permissible under the 1940 Act and in structuring investments to comply with the 1940 Act, which reduces returns to Shareholders of the Fund.

Non-Diversified Status. The Fund is a “non-diversified” management investment company. Thus, there are no percentage limitations imposed by the 1940 Act on the Fund’s assets that may be invested, directly or indirectly, in the securities of any one issuer. Consequently, if one or more Fund Investments are allocated a relatively large percentage of the Fund’s assets, losses suffered by such Fund Investments could result in a higher reduction in the Fund’s capital than if such capital had been more proportionately allocated among a larger number of investments. The Fund may also be more susceptible to any single economic or regulatory occurrence than a diversified investment company. However, the Fund will be subject to diversification requirements applicable to RICs under the Code. See “Certain Tax Considerations.”

Regulatory Risks of Private Investment Companies. The regulatory environment for Private Investment Companies (and for registered investment companies investing in Private Investment Companies) is complex and evolving. Changes in the regulation or taxation of private funds are impossible to predict and may adversely affect the value of the private infrastructure investments, the ability of the Fund to execute its investment strategy, and the ability of the Fund to offer its interests to investors who do not qualify as “accredited investors” as defined in Rule 501(a) of Regulation D promulgated under the Securities Act of 1933, as amended (the “Securities Act”). There is no guarantee that the SEC will not require the Fund’s Shareholders to meet certain eligibility criteria in the future. Under such circumstances, any Shareholders of the Fund who are not “accredited investors” may be subject to mandatory repurchase of all of their Shares in the Fund.

General Legal, Tax and Regulatory Risks. Legal, tax and regulatory changes could occur during the term of the Fund which may materially adversely affect the Fund. For example, the regulatory and tax environment for leveraged investors and for private equity funds generally is evolving, and changes in the direct or indirect regulation or taxation of leveraged investors or private equity funds may materially adversely affect the ability of the Fund to pursue its investment strategies or achieve its investment objective. The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the “Dodd-Frank

Act”) vests U.S. federal bank, securities and commodities regulators with significant and extensive rulemaking, supervisory and enforcement authority. The implementation of the Dodd-Frank Act requires the adoption of various regulations and the preparation of reports by various agencies over a period of time. It is unclear how these regulators will exercise these revised and expanded powers and whether they will undertake rulemaking, supervisory or enforcement actions that would adversely affect the Fund or investments made by the Fund. There can be no assurance that future regulatory actions authorized by the Dodd-Frank Act will not significantly reduce the profitability of the Fund. The implementation of the Dodd-Frank Act could adversely affect the Fund by increasing transaction and/or regulatory compliance costs.

Foreign Investments and Emerging Markets Risk. Investment in foreign issuers or securities principally traded outside the United States may involve special risks due to foreign economic, political, and legal developments, including favorable or unfavorable changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation, nationalization or confiscatory taxation of assets, and possible difficulty in obtaining and enforcing judgments against foreign entities. The Fund, a Portfolio Fund and/or a Portfolio Company may be subject to foreign taxation on realized capital gains, dividends or interest payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Transaction- based charges are generally calculated as a percentage of the transaction amount and are paid upon the sale or transfer of portfolio securities subject to such taxes. Any taxes or other charges paid or incurred by the Fund or a Portfolio Fund in respect of its foreign securities will reduce the Fund’s yield. See “Certain Tax Considerations” below for more information about these and other special tax considerations applicable to investments in securities of foreign issuers and securities principally traded outside the United States.

In addition, the tax laws of some foreign jurisdictions in which a Portfolio Fund or Portfolio Company may invest are unclear and interpretations of such laws can change over time. As a result, in order to comply with guidance related to the accounting and disclosure of uncertain tax positions under GAAP, a Portfolio Fund may be required to accrue for book purposes certain foreign taxes in respect of its foreign securities or other foreign investments that it may or may not ultimately pay. Such tax accruals will reduce a Portfolio Fund’s net asset value at the time accrued, even though, in some cases, the Portfolio Fund ultimately will not pay the related tax liabilities. Conversely, a Portfolio Fund’s net asset value will be increased by any tax accruals that are ultimately reversed.

Issuers of foreign securities are subject to different, often less comprehensive, accounting, custody, reporting, and disclosure requirements than U.S. issuers. The securities of some foreign governments, companies, and securities markets are less liquid, and at times more volatile, than comparable U.S. securities and securities markets. Foreign brokerage commissions and related fees also are generally higher than in the United States. Portfolio Funds that invest in foreign securities also may be affected by different custody and/or settlement practices or delayed settlements in some foreign markets. The laws of some foreign countries may limit the Fund’s or a Portfolio Fund’s ability to invest in securities of certain issuers located in those countries. Foreign countries may have reporting requirements with respect to the ownership of securities, and those reporting requirements may be subject to interpretation or change without prior notice to investors. No assurance can be given that the Fund or a Portfolio Fund or Portfolio Company will satisfy applicable foreign reporting requirements at all times.

Investment in Other Investment Companies Risk. As with other investments, investments in other investment companies, including ETFs, are subject to market and manager risk. Through its positions in other investment companies, the Fund will be subject to the risks associated with such vehicles’ investments, including the possibility that the value of the securities or instruments held by the investment company could decrease (or increase). In addition, if the Fund acquires shares of investment companies, investors bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies.

Reporting Requirements. Shareholders who beneficially own Shares that constitute more than 5% or 10% of the Fund’s Shares are subject to certain requirements under the Securities Exchange Act of 1934, as amended, and the rules promulgated thereunder. These include requirements to file certain reports with the SEC. The Fund has no obligation to file such reports on behalf of such Shareholders or to notify

Shareholders that such reports are required to be made. Shareholders who may be subject to such requirements should consult with their legal advisers.

Uncertain source and quantity of funding. Proceeds from the sale of Shares will be used for the Fund’s investment opportunities, operating expenses and for payment of various fees and expenses such as the Management Fee and other fees. Any working capital reserves the Fund maintains may not be sufficient for investment purposes, and it may require debt or equity financing to operate. Accordingly, in the event that the Fund develops a need for additional capital in the future for investments or for any other reason, these sources of funding may not be available to the Fund. Consequently, if the Fund cannot obtain debt or equity financing on acceptable terms, the ability to acquire investments and expand operations will be adversely affected. As a result, the Fund would be less able to achieve portfolio diversification and the investment objective, which may negatively impact the Fund’s results of operations and reduce the Fund’s ability to make distributions to Shareholders.

Fluctuations in performance. The Fund could experience fluctuations in its performance due to a number of factors, including, but not limited to, the Fund’s ability or inability to make investments in companies that meet the Fund’s investment criteria, the interest rate payable on the debt securities the Fund acquires, the level of the Fund’s expenses, variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which the Fund encounters competition in its markets and general economic conditions. As a result of these factors, results for any previous period should not be relied upon as being indicative of performance in future periods.

Cybersecurity Risk. The Fund and its service providers are susceptible to cyber-attacks and to technological malfunctions that have effects similar to those of a cyber-attack. Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, releasing confidential information without authorization, and disrupting operations.

Successful cyber-attacks against, or security breakdowns of, the Fund, the Adviser, Sub-Adviser or a custodian, transfer agent, or other service provider may adversely affect the Fund or its shareholders. For instance, cyber-attacks may interfere with the processing of shareholder transactions, affect the Fund’s ability to calculate its net asset value, cause the release or misappropriation of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses and additional compliance costs. While each of the Adviser and the Sub-Adviser has established a business continuity plan and systems designed to prevent, detect and respond to cyber-attacks, such plans and systems have inherent limitations. Any problems relating to the performance and effectiveness of security procedures used by the Fund or its service providers to protect the Fund’s assets, such as algorithms, codes, passwords, multiple signature systems, encryption and telephone call-backs, may have an adverse impact on an investment in the Fund. Similar types of cyber security risks also are present for issuers of securities in which the Fund invests, which could have material adverse consequences for those issuers and result in a decline in the market price of their securities. Furthermore, as a result of cyber-attacks, technological disruptions, malfunctions, or failures, an exchange or market may close or suspend trading in specific securities or the entire market, which could prevent the Fund from, among other things, buying or selling securities or accurately pricing their investments. The Fund cannot directly control cyber security plans and systems of its service providers, the Fund’s counterparties, issuers of securities in which the Fund invests, or securities markets and exchanges. Cybersecurity and other operational and technology issues may result in financial losses to the Fund and its shareholders, impede business transactions, violate privacy and other laws, subject the Fund to certain regulatory penalties and reputational damage, and increase compliance costs and expenses.

Restrictions on borrowing. The Fund may borrow for investment purposes. If the value of the Fund’s assets declines, the Fund may be unable to satisfy the asset coverage test, which would prohibit the Fund from paying distributions and could prevent the Fund from qualifying as a RIC. If the Fund cannot satisfy the asset coverage test, the Fund may be required to sell a portion of its investments and, depending on the nature of the Fund’s debt financing, repay a portion of the Fund’s indebtedness at a time when such sales may be disadvantageous. In addition, any amounts that the Fund uses to service its indebtedness would not be available for distribution by the Fund to Shareholders.

Control Positions. The Fund (in the case of direct investments) and the Infrastructure Investments may take control positions in Portfolio Companies. The exercise of control over a company imposes additional risks of liability for environmental damage, product defects, failure to supervise management, violation of governmental regulations and other types of liability in which the limited liability characteristic of a corporation may be ignored, which would increase the Fund’s possibility of incurring losses.

Leverage. The Portfolio Fund Managers and (subject to applicable law) the Fund may employ leverage through borrowings, and may directly or indirectly acquire interests in companies with highly leveraged capital structures. If income and appreciation on investments made with borrowed funds are less than the cost of the leverage, the value of the relevant portfolio or investment will decrease. Accordingly, any event that adversely affects the value of an Infrastructure Investment will be magnified to the extent leverage is employed. The cumulative effect of the use of leverage by the Fund or the Portfolio Funds in a market that moves adversely to the relevant investments could result in substantial losses, exceeding those that would have been incurred if leverage had not been employed.

Currency Risk. Although the Fund intends to invest predominantly in the United States, the Fund’s portfolio is anticipated to include investments in a number of different currencies. Any returns on, and the value of such investments may, therefore, be materially affected by exchange rate fluctuations, local exchange control, limited liquidity of the relevant foreign exchange markets, the convertibility of the currencies in question and/or other factors. A decline in the value of the currencies in which Fund Investments are denominated against the U.S. Dollar may result in a decrease the Fund’s net asset value. The Investment Committee may or may not elect to hedge the value of investments made by the Fund against currency fluctuations, and even if the Investment Committee deems hedging appropriate, it may not be possible or practicable to hedge currency risk exposure. Accordingly, the performance of the Fund could be adversely affected by such currency fluctuations.

Risks relating to accounting, auditing and financial reporting, etc. The legal, regulatory, disclosure, accounting, auditing and reporting standards in certain of the countries in which Fund Investments (both direct and indirect) may be made may be less stringent and may not provide the same degree of protection or information to investors as would generally apply in the United States. Although the Fund will be using U.S. generally accepted accounting principles (“GAAP”), the assets, liabilities, profits and losses appearing in published financial statements of the Fund Investments may not reflect their financial position or operating results as they would be reflected under GAAP. Accordingly, the net asset value of the Fund published from time to time may not accurately reflect a realistic value for any or all of the investments.

Certain Fund Investments may be in Portfolio Companies that do not maintain internal management accounts or adopt financial budgeting, internal audit or internal control procedures to standards normally expected of companies in the United States. Accordingly, information supplied to the Fund and the Portfolio Funds may be incomplete, inaccurate and/or significantly delayed. The Fund and the Portfolio Funds may therefore be unable to take or influence timely actions necessary to rectify management deficiencies in such Portfolio Companies, which may ultimately have an adverse impact on the net asset value of the Fund.

Amount or frequency of distributions not guaranteed. The Fund expects to pay distributions out of assets legally available for distribution from time to time, at the sole discretion of the Board. Nevertheless, the Fund cannot assure Shareholders that the Fund will achieve investment results that will allow the Fund to make a specified level of cash distributions or year-to-year increases in cash distributions. The Fund’s ability to pay distributions may be adversely affected by the impact of the risks described in this Prospectus. All distributions will depend on the Fund’s earnings, its net investment income, its financial condition, and such other factors as the Board may deem relevant from time to time.

All or a portion of the distributions made to you by the Fund may constitute a return of your capital and will lower your tax basis in your Shares. A return of capital generally is a return of your investment rather than a return of earnings or gains derived from the Fund’s investment activities and will be made after deduction of the fees and expenses payable in connection with the proceeds from the offering of Shares, including any fees payable to the Adviser. A return of capital is not taxable, but it reduces a shareholder’s tax basis in the Shares, thus reducing any loss or increasing any gain on a subsequent disposition of the Shares. See “Certain Tax Considerations.”

Portfolio Fund operations not transparent. The Adviser/Sub-Adviser, as applicable, does not control the investments or operations of the Portfolio Funds. A Portfolio Fund Manager may employ investment strategies that differ from its past practices and are not fully disclosed to the Sub-Adviser and that involve risks that are not anticipated by the Adviser/Sub-Adviser, as applicable. Some Portfolio Fund Managers may have a limited operating history and some may have limited experience in executing one or more investment strategies to be employed for a Portfolio Fund. Furthermore, there is no guarantee that the information given to the Administrator and reports given to the Adviser/Sub-Adviser, as applicable, with respect to the Infrastructure Investments will not be fraudulent, inaccurate or incomplete.

Valuation of the Fund’s interests in Portfolio Funds. The valuation of the Fund’s investments in Portfolio Funds is ordinarily determined based upon valuations provided by the Portfolio Fund Managers of such Portfolio Funds which valuations are generally not audited. A majority of the securities in which the Portfolio Funds invest will not have a readily ascertainable market price and will be valued by the Portfolio Fund Managers. In this regard, a Portfolio Fund Manager may face a conflict of interest in valuing the securities, as their value may affect the Portfolio Fund Manager’s compensation or its ability to raise additional funds. No assurances can be given regarding the valuation methodology or the sufficiency of systems utilized by any Portfolio Fund, the accuracy of the valuations provided by the Portfolio Funds, that the Portfolio Funds will comply with their own internal policies or procedures for keeping records or making valuations, or that the Portfolio Funds’ policies and procedures and systems will not change without notice to the Fund. As a result, valuations of the securities may be subjective and could prove in hindsight to have been wrong, potentially by significant amounts. The Adviser has established a committee (the “Valuation Committee”) to oversee the valuation of the Infrastructure Investments pursuant to procedures adopted by the Board. The members of the Valuation Committee may face conflicts of interest in overseeing the valuation of the Infrastructure Investments, as the value of the Infrastructure Investments will affect the Adviser’s compensation. Moreover, neither the Valuation Committee nor the Adviser will generally have sufficient information in order to be able to confirm or review the accuracy of valuations provided by Portfolio Fund Managers.

A Portfolio Fund Manager’s information could be inaccurate due to fraudulent activity, misvaluation or inadvertent error. In any case, the Fund may not uncover errors for a significant period of time. Even if the Investment Committee elects to cause the Fund to sell its interests in such a Portfolio Fund, the Fund may be unable to sell such interests quickly, if at all, and could therefore be obligated to continue to hold such interests for an extended period of time. In such a case, the Portfolio Fund Manager’s valuations of such interests could remain subject to such fraud or error and the Valuation Committee may, in its sole discretion, determine to discount the value of the interests or value them at zero.

Shareholders should be aware that situations involving uncertainties as to the valuations by Portfolio Fund Managers could have a material adverse effect on the Fund if the Portfolio Fund Manager’s, the Investment Committee’s or the Fund’s judgments regarding valuations should prove incorrect. Prospective investors who are unwilling to assume such risks should not make an investment in the Fund.

Multiple levels of fees and expenses. Although in many cases investor access to the Portfolio Funds may be limited or unavailable, an investor who meets the conditions imposed by a Portfolio Fund may be able to invest directly with the Portfolio Fund. By investing in Portfolio Funds indirectly through the Fund, the investor bears asset-based and performance-based fees charged by the Fund, in addition to any asset-based fees and performance-based fees and allocations at the Portfolio Fund level. Moreover, an investor in the Fund bears a proportionate share of the fees and expenses of the Fund (including, among other things and as applicable, offering expenses, operating costs, sales charges, brokerage transaction expenses, management fees, distribution fees, administrative and custody fees, and tender offer expenses) and, indirectly, similar expenses of the Portfolio Funds. Thus, an investor in the Fund may be subject to higher operating expenses than if he or she invested in a Portfolio Fund directly or in a closed-end fund that did not invest through Portfolio Funds.

Each Portfolio Fund generally will be subject to a performance-based fee or allocation irrespective of the performance of other Portfolio Funds and the Fund generally. Accordingly, a Portfolio Fund Manager to a Portfolio Fund with positive performance may receive performance-based compensation from the Portfolio Fund, and thus indirectly from the Fund and its Shareholders, even if the overall performance of the Fund is negative. Generally, asset-based fees payable to Portfolio Fund Managers of the Portfolio Funds will range from 1% to 2% (annualized) of the commitment amount of the Fund’s investment, and performance-based fees or allocations are typically 20%, although it is possible that such amounts may be exceeded for certain Portfolio Fund Managers. The performance-based compensation received by a Portfolio Fund Manager also may create an incentive for that Portfolio Fund Manager to make investments that are riskier or more speculative than those that it might have made in the absence of such performance-based compensation.

Shareholders that invest in the Fund through financial advisers or intermediaries may also be subject to account fees or charges levied by such parties. Prospective investors should consult with their respective financial advisers or intermediaries for information regarding any fees or charges that may be associated with the services provided by such parties.

Inability to vote. To the extent that the Fund owns less than 5% of the voting securities of each Portfolio Fund, it may be able to avoid that any such Portfolio Fund is deemed an “affiliated person” of the Fund for purposes of the 1940 Act (which designation could, among other things, potentially impose limits on transactions with the Portfolio Funds, both by the Fund and other clients of the Adviser and Sub-Adviser). To limit its voting interest in certain Portfolio Funds, the Fund may enter into contractual arrangements under which the Fund irrevocably waives its rights (if any) to vote its interests in a Portfolio Fund. These voting waiver arrangements may increase the ability of the Fund and other clients of the Adviser and Sub-Adviser to invest in certain Portfolio Funds. However, to the extent the Fund contractually forgoes the right to vote the securities of a Portfolio Fund, the Fund will not be able to vote on matters that require the approval of such Portfolio Fund’s investors, including matters which may be adverse to the Fund’s interests.

There are, however, other statutory tests of affiliation (such as on the basis of control), and, therefore, the prohibitions of the 1940 Act with respect to affiliated transactions could apply in certain situations where the Fund owns less than 5% of the voting securities of a Portfolio Fund. If the Fund is considered to be affiliated with a Portfolio Fund, transactions between the Fund and such Portfolio Fund may, among other things, potentially be subject to the prohibitions of Section 17 of the 1940 Act notwithstanding that the Fund has entered into a voting waiver arrangement.

Consortium or offsetting investments. The Portfolio Fund Managers may work with other Portfolio Fund Managers to invest collectively in the same underlying company, which could result in increased concentration risk where multiple Portfolio Funds in the Fund’s portfolio each invest in a particular underlying company. In addition, Portfolio Funds may hold economically offsetting positions including, for example, where Portfolio Funds have independently taken opposing positions (e.g., long and short) in an investment or due to hedging by Portfolio Fund Managers. To the extent that the Portfolio Fund Managers do, in fact, hold such offsetting positions, the Fund’s portfolio, considered as a whole, may not achieve any gain or loss despite incurring fees and expenses in connection with such positions. In addition, Portfolio Fund Managers are compensated based on the performance of their portfolios. Accordingly, there often may be times when a particular Portfolio Fund Manager may receive incentive compensation in respect of its portfolio for a period even though the Fund’s net asset values may have decreased during such period. Furthermore, it is possible that from time to time, various Portfolio Fund Managers selected by the Investment Committee may be competing with each other for investments in one or more markets.

Limitations on ability to invest in Portfolio Funds. Certain Portfolio Fund Managers’ investment approaches can accommodate only a certain amount of capital. Portfolio Fund Managers typically endeavor not to undertake to manage more capital than such Portfolio Fund Manager’s approach can accommodate without risking a potential deterioration in returns. Accordingly, each Portfolio Fund Manager has the right to refuse to manage some or all of the Fund’s assets that the Investment Committee may wish to allocate to such Portfolio Fund Manager. Further, continued sales of Shares would dilute the indirect participation of existing Shareholders with such Portfolio Fund Manager.

In addition, it is expected that the Fund will be able to make investments in particular Portfolio Funds only at certain times, and commitments to Portfolio Funds may not be accepted (in part or in their entirety). As a result, the Fund may hold cash or invest any portion of its assets that is not invested in Portfolio Funds in cash equivalents, short-term securities or money market securities pending investment in Portfolio Funds. To the extent that the Fund’s assets are not invested in Portfolio Funds, the Fund may be unable to meet its investment objective.

Indemnification of Portfolio Funds and Portfolio Fund Managers. The Fund may agree to indemnify certain of the Portfolio Funds and the Portfolio Fund Managers and their respective officers, directors, and affiliates from any liability, damage, cost, or expense arising out of, among other things, acts or omissions undertaken in connection with the management of Portfolio Funds or direct investments. If the Fund were required to make payments (or return distributions received from such Portfolio Funds or direct investments) in respect of any such indemnity, the Fund could be materially adversely affected.

Contingent Liabilities on Disposition of Investments. In connection with the disposition of a Fund Investment, it may be required to make representations about the investment. The Fund may be required to indemnify the purchasers of such investment to the extent that any such representations are inaccurate. These arrangements may result in the incurrence of contingent liabilities for which the Investment Committee may establish reserves and escrows. In that regard, distributions may be delayed or withheld until such reserve is no longer needed or the escrow period expires.

Capital Call Risk. The Fund may maintain a sizeable cash position in anticipation of funding capital calls or near-term investment opportunities. Even though the Fund may maintain a sizeable position in cash and short-term securities, it may not contribute the full amount of its commitment to a fund at the time of investment. Instead, the Fund will be required to make incremental contributions pursuant to capital calls issued from time to time by a Portfolio Fund. If the Fund defaults on its commitment to a Portfolio Fund or fails to satisfy capital calls to a Portfolio Fund in a timely manner then, generally, it will be subject to significant penalties, including the complete forfeiture of the Fund’s investment in the Portfolio Fund. Any failure by the Fund to make timely capital contributions in respect of its commitments may (i) impair the ability of the Fund and the Fund to pursue its investment strategy, (ii) force the Fund to borrow, (iii) indirectly cause the Fund, and, indirectly, the Shareholders to be subject to certain penalties from the private infrastructure investments (including the complete forfeiture of the Fund’s investment in a Portfolio Fund), or (iv) otherwise impair the value of the Fund’s investments (including the devaluation of the Fund).

Lack of Control. The Fund may indirectly make binding commitments to third party private infrastructure funds without an ability to participate in their management and control and with no or limited ability to transfer its interests in such third-party private infrastructure funds. The Fund also generally will not have control over any of the underlying portfolio companies and will not be able to direct the policies or management decisions of such portfolio companies.

Availability of Financing and Market Conditions. Market fluctuations in business loans may affect the availability and cost of loans needed for the Fund Investments. Credit availability has been restricted in the past and may become so in the future. Restrictions upon the availability of financing or high interest rates on such loans will adversely affect the value of existing Fund Investments and may limit the Fund’s availability to source and invest in new Fund Investments. Interest paid by any Fund Investment on its debt obligations will reduce cash available for distributions. As of the date of this Prospectus, the U.S. is experiencing a rising market interest rate environment, which may increase the Fund’s exposure to risks associated with rising market interest rates and the availability of financing. If any Fund Investment incurs variable rate debt, increases in interest rates would increase its interest costs, which could reduce the Fund’s return on its investments.

Termination of the Fund’s Interest in a Portfolio Fund. A Portfolio Fund may, among other things, terminate the Fund’s interest in that Portfolio Fund (causing a forfeiture of all or a portion of such interest) if the Fund fails to satisfy any capital call by that Portfolio Fund or if the continued participation of the Fund in the Portfolio Fund would have a material adverse effect on the Portfolio Fund or its assets.

Repurchase Offers Risk. As described under “Quarterly Repurchase Offers” below, the Fund is an “interval fund” and, in order to provide liquidity to Shareholders, the Fund, subject to applicable law, will conduct quarterly repurchase offers of the Fund’s outstanding Shares at the applicable NAV per Share, subject to approval of the Board. In all cases such repurchases will be for at least 5% and not more than 25% of the Fund’s outstanding Shares at the applicable NAV per Share, pursuant to Rule 23c-3 under the 1940 Act. The Fund currently expects to conduct quarterly repurchase offers for 5% of its outstanding Shares under ordinary circumstances. The Fund believes that these repurchase offers are generally beneficial to Shareholders, and repurchases generally will be funded from available cash or sales of portfolio securities. However, repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities (with associated imputed transaction costs, which may be significant), and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective. The Fund may accumulate cash by holding back (i.e., not reinvesting) payments received in connection with the Fund’s investments. The Fund believes that payments received in connection with the Fund’s investments will generate sufficient cash to meet the maximum potential amount of the Fund’s repurchase obligations. If at any time cash and other liquid assets held by the Fund are not sufficient to meet the Fund’s repurchase obligations, the Fund intends, if necessary, to sell investments. If, as expected, the Fund employs investment leverage, repurchases of Shares would compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows to finance repurchases, interest on that borrowing will negatively affect Shareholders who do not tender their Shares by increasing the Fund’s expenses and reducing any net investment income.

If a repurchase offer is oversubscribed, the Board may determine to increase the amount repurchased by up to 2% of the Fund’s outstanding Shares as of the date of the Repurchase Request Deadline. In the event that the Board determines not to repurchase more than the repurchase offer amount, or if Shareholders tender more than the repurchase offer amount plus 2% of the Fund’s outstanding Shares as of the date of the Repurchase Request Deadline, the Fund will repurchase the Shares tendered on a pro rata basis, and Shareholders will have to wait until the next repurchase offer to make another repurchase request. However, the Fund may accept all Shares tendered for repurchase by Shareholders who own less than one hundred Shares and who tender all of their Shares, before prorating other amounts tendered. As a result of proration, Shareholders may be unable to liquidate all or a given percentage of their investment in the Fund during a particular repurchase offer. Some Shareholders, in anticipation of proration, may tender more Shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur. A Shareholder may be subject to market and other risks, and the NAV per Share of Shares tendered in a repurchase offer may decline between the Repurchase Request Deadline and the date on which the NAV per Share for tendered Shares is determined. In addition, the repurchase of Shares by the Fund may be a taxable event to Shareholders, potentially even to those shareholders that do not participate in the repurchase. For a discussion of these tax consequences, see “Certain Tax Considerations,” below.

Limited Operating History of Portfolio Companies. Portfolio Companies may have limited operating histories by which to assess their ability to achieve, sustain and increase revenues or profitability. A Portfolio Company’s financial results will be affected by many factors, including (i) the ability to successfully identify a market or markets in which there is a demand for its infrastructure; (ii) the ability to successfully negotiate strategic alliances, counterparty and user agreements, and as applicable secure permitting, construction, operating, and regulatory approvals; (iii) the progress of optimization, expansion, operational and capital expenditure, and/or organic growth and mergers/acquisition programs with respect to the development of additional infrastructure facilities and enhancements to existing assets; (iv)

the ability to protect monopolistic service areas; and (v) competing technological and market developments, particularly from companies that have substantially greater resources.

There can be no assurance that the Portfolio Companies will ever achieve the return targets sought by the Fund at the time the Fund makes an investment.

Risks Associated with Management of Business Plans. To achieve their business plans, objectives, including projected revenues, and other targeted operating results, the Portfolio Companies may be required to rapidly implement and improve operational, financial and management control systems on a timely basis, together with maintaining effective cost controls, and any failure to do so would have a material adverse effect on their business, financial condition and results of operations. The success of their plans will depend in part upon their ability to continue to attract, retain and motivate key personnel. Failure to make any required expansions and upgrades could have a material adverse effect on their business, financial condition, results of operations and relationships with their partners and counterparties. The results of operations for the companies will also be adversely affected if revenues do not increase sufficiently to compensate for the increase in operating expenses resulting from any expansion and there can be no assurance that any expansion will be profitable or will not adversely affect their results of operations.

Reliance on Portfolio Company Management. The day-to-day operations of each Portfolio Company will be the responsibility of its own management team. Although the Investment Committee will monitor the performance of investments and will screen for capable management skills, there can be no assurance that such management will be able to operate any such Portfolio Company in accordance with the Fund’s expectations. In addition, the loss to a Portfolio Company of a member of its management team could be detrimental to the development of the Portfolio Company.

No Assurance of Additional Capital for Investments. Even if a Portfolio Company is successful generating revenues and expanding its service levels, it may require additional financing to continue operational and/or capital improvement programs to serve existing and new counterparties and customers. Moreover, its cash requirements may vary materially due to increasing service levels, expanding physical footprint, changing relationships with strategic partners, changes in the level and types of necessary equipment and technology, competitive advances of competitors, and other factors. Additional financing may not be available when needed or on acceptable terms. If additional financing is not available, the Portfolio Company may need to delay, scale back, or eliminate certain of its operational and/or capital expenditure programs, or other activities, curtail operations, or even be forced to cease operations and liquidate.

General Risks of Secondary Investments. The overall performance of the Fund’s secondary investments will depend in large part on the acquisition price paid, which may be negotiated based on incomplete or imperfect information. Certain secondary investments may be purchased as a portfolio, and in such cases the Fund may not be able to exclude from such purchases those investments that the Investment Committee considers (for commercial, tax, legal or other reasons) less attractive. Where the Fund acquires a portfolio company interest as a secondary investment, the Fund will generally not have the ability to modify or amend such portfolio company’s constituent documents (e.g., limited partnership agreements) or otherwise negotiate the economic terms of the interests being acquired. In addition, the costs and resources required to investigate the commercial, tax and legal issues relating to secondary investments may be greater than those relating to primary investments.

Contingent Liabilities Associated with Secondary Investments. Where the Fund acquires a Portfolio Company interest as a secondary investment, the Fund may acquire contingent liabilities associated with such interest. Specifically, where the seller has received distributions from the relevant Portfolio Company and, subsequently, that Portfolio Company recalls any portion of such distributions, the Fund (as the purchaser of the interest to which such distributions are attributable) may be obligated to pay an amount equivalent to such distributions to such Portfolio Company. While the Fund may be able, in turn, to make a claim against the seller of the interest for any monies so paid to the Portfolio Company, there can be no assurance that the Fund would have such right or prevail in any such claim.

Risks relating to secondary investments involving syndicates. The Fund may acquire secondary investments as a member of a purchasing syndicate, in which case the Fund may be exposed to additional risks including (among other things): (i) counterparty risk, (ii) reputation risk, (iii) breach of confidentiality by a syndicate member and (iv) execution risk.

Securities Markets Risk. Overall securities market risks may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities markets. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors, or companies in which the Fund invests. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Special Purpose Acquisition Companies Risk. The Fund may invest in SPACs or similar special purpose entities. Because SPACs and similar entities have no operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. A SPAC will not generate any revenues until, at the earliest, after the consummation of a transaction. An attractive acquisition or merger target may not be identified at all, in which case the SPAC will be required to return any remaining monies to shareholders, and the Fund may be subject to opportunity costs to the extent that alternative investments would have produced higher return. While a SPAC is seeking a transaction target, its stock may be thinly traded and/or illiquid. The proceeds of a SPAC IPO that are placed in trust are subject to risks, including the risk of insolvency of the custodian of the funds, fraud by the trustee, interest rate risk and credit and liquidity risk relating to the securities and money market funds in which the proceeds are invested. The private rights or other interests issued by a SPAC that the Fund may obtain generally have more limited liquidity than SPAC shares issued in an IPO and may be subject to forfeiture or expire worthless.

Eurozone Risk. The Fund may invest directly or indirectly from time to time in European companies and assets and companies and assets that may be affected by the Eurozone economy. Ongoing concerns regarding the sovereign debt of various Eurozone countries, including the potential for investors to incur substantial write-downs, reductions in the face value of sovereign debt and/or sovereign defaults, as well as the possibility that one or more countries might leave the European Union (“EU”) or the Eurozone create risks that could materially and adversely affect the Fund Investments. Sovereign debt defaults and EU and/or Eurozone exits could have material adverse effects on the Fund’s investments in European companies and assets, including, but not limited to, the availability of credit to support such companies’ financing needs, uncertainty and disruption in relation to financing, increased currency risk in relation to contracts denominated in Euros and wider economic disruption in markets served by those companies, while austerity and/or other measures introduced to limit or contain these issues may themselves lead to economic contraction and resulting adverse effects for the Fund. Legal uncertainty about the funding of Euro- denominated obligations following any breakup or exits from the Eurozone, particularly in the case of investments in companies and assets in affected countries, could also have material adverse effects on the Fund.

Asia Pacific Risk. The Fund may invest directly or indirectly from time to time in companies in the Asia-Pacific region and assets and companies and assets that may be affected by the Asia-Pacific economy. Certain Asia-Pacific countries have experienced expropriation and/or nationalization of assets, political and social instability and armed conflict. Some economies in this region are dependent on a range of commodities and are strongly affected by international commodity prices. The market for securities in this region may also be directly influenced by the flow of international capital, and by the economic and market conditions of neighboring countries. Many Asia-Pacific economies have experienced rapid growth and industrialization, and there is no assurance that this growth rate will be maintained. Some Asia-Pacific economies are highly dependent on trade and economic conditions in other countries.

Latin America Risk. The Fund may invest directly or indirectly from time to time in Latin American companies and assets and companies and assets that may be affected by the Latin American economy. Investments in Latin American countries are subject to certain risks, including, but are not limited to (i) political, economic, or social instability in certain Latin American countries; (ii) a heightened risk of high inflation and government deficits in certain Latin American countries; (iii) natural disasters particularly likely to occur in Latin America; (iv) heightened risk of currency devaluations; (v) risks associated with Latin American countries’ significant dependence on the health of the U.S. economy; and (vi) risks associated with Latin American economies’ sensitivity to fluctuations in the price of commodities such as oil and gas, minerals, and metals (resulting from those economies’ heavy reliance on the export of such commodities).

Limits of Risk Disclosure

The above discussions and the discussions in the SAI relating to various risks associated with the Fund, Fund Investments, and Shares are not, and are not intended to be, a complete enumeration or explanation of the risks involved in an investment in the Fund. Prospective investors should read this entire Prospectus, the SAI, and the Declaration of Trust and should consult with their own advisers before deciding whether to invest in the Fund. In addition, as the Fund’s investment program or market conditions change or develop over time, an investment in the Fund may be subject to risk factors not currently contemplated or described in this Prospectus.

In view of the risks noted above, the Fund should be considered a speculative investment and prospective investors should invest in the Fund only if they can sustain a complete loss of their investment.

No guarantee or representation is made that the investment program of the Fund or any Portfolio Fund will be successful, that the various Fund Investments selected will produce positive returns or that the Fund will achieve its investment objective.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Securities [Table Text Block]
(1)	(2)	(3)	(4)
Title of Class	Amount Authorized	Amount Held by the Fund for its Account	Amount Outstanding Exclusive of Amount Shown Under (3)
Shares of Beneficial Interest	Unlimited	N/A	$100,000

Outstanding Security, Title [Text Block]	Shares of Beneficial Interest
Class I Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	2.00%	[1],[2]
Management Fees [Percent]	1.50%
Distribution/Servicing Fees [Percent]	0.00%	[3]
Loan Servicing Fees [Percent]	0.10%	[4]
Acquired Fund Fees and Expenses [Percent]	0.10%	[5]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	2.69%	[6]
Total Annual Expenses [Percent]	4.39%
Waivers and Reimbursements of Fees [Percent]	(2.29%)	[7]
Net Expense over Assets [Percent]	2.10%
Expense Example, Year 01	$ 21
Expense Example, Years 1 to 3	101
Expense Example, Years 1 to 5	194
Expense Example, Years 1 to 10	$ 432
Class I I Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%	[8]
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	2.15%	[1],[2],[8]
Management Fees [Percent]	1.50%
Distribution/Servicing Fees [Percent]	0.25%	[3]
Loan Servicing Fees [Percent]	0.00%	[4]
Acquired Fund Fees and Expenses [Percent]	0.10%	[5]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	2.69%	[6]
Total Annual Expenses [Percent]	4.54%
Waivers and Reimbursements of Fees [Percent]	(2.29%)	[7]
Net Expense over Assets [Percent]	2.25%
Expense Example, Year 01	$ 23
Expense Example, Years 1 to 3	105
Expense Example, Years 1 to 5	201
Expense Example, Years 1 to 10	$ 444
Class I I I Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	1.90%	[1],[2]
Management Fees [Percent]	1.50%
Distribution/Servicing Fees [Percent]	0.00%	[3]
Loan Servicing Fees [Percent]	0.00%	[4]
Acquired Fund Fees and Expenses [Percent]	0.10%	[5]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	2.69%	[6]
Total Annual Expenses [Percent]	4.29%
Waivers and Reimbursements of Fees [Percent]	(2.29%)	[7]
Net Expense over Assets [Percent]	2.00%
Expense Example, Year 01	$ 20
Expense Example, Years 1 to 3	98
Expense Example, Years 1 to 5	189
Expense Example, Years 1 to 10	$ 423
No Operating History Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

No Operating History Risk. The Fund is newly-formed and has no operating history upon which prospective investors may evaluate the Fund’s past performance and potential future returns. The Fund is subject to all of the business risks and uncertainties associated with any new business, including the risk that the Fund will not achieve its investment objective and that the value of Shares could decline.

Unlisted Closed End Structure Liquidity Limited To Quarterly Repurchases Of Shares [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Unlisted Closed-End Structure; Liquidity Limited to Quarterly Repurchases of Shares. The Fund has been organized as a non-diversified, closed-end management investment company and designed primarily for long-term investors. An investor should not invest in the Fund if the investor needs a liquid investment. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) in that investors in a closed-end fund do not have the right to redeem their shares on a daily basis. Unlike most closed-end funds, which typically list their shares on a securities exchange, the Fund does not intend to list the Shares for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares. Although the Fund will offer a limited degree of liquidity by conducting quarterly repurchase offers, a Shareholder may not be able to tender its Shares in the Fund promptly after it has made a decision to do so. There is no assurance that you will be able to tender your Shares when or in the amount that you desire. In addition, with very limited exceptions, Shares are not transferable, and liquidity will be provided only through repurchase offers made quarterly by the Fund. Shares are considerably less liquid than shares of funds that trade on a stock exchange or shares of open-end registered investment companies, and are therefore suitable only for investors who can bear the risks associated with the limited liquidity of Shares, and should be viewed as a long-term investment.

There will be a substantial period of time between the date as of which Shareholders must submit a request to have their Shares repurchased and the date they can expect to receive payment for their Shares from the Fund. Shareholders whose Shares are accepted for repurchase bear the risk that the

Fund’s net asset value may fluctuate significantly between the time that they submit their repurchase requests and the date as of which such Shares are valued for purposes of such repurchase. Shareholders will have to decide whether to request that the Fund repurchase their Shares without the benefit of having future information regarding the value of Shares on a date proximate to the date on which Shares are valued by the Fund for purposes of effecting such repurchases.

Repurchases of Shares may be suspended, postponed or terminated by the Board under certain limited circumstances. See “Quarterly Repurchase Offers.” An investment in the Fund is suitable only for investors who can bear the risks associated with the limited liquidity of Shares and the underlying investments of the Fund. Also, because Shares are not listed on any securities exchange, the Fund is not required, and does not intend, to hold annual meetings of its Shareholders unless called for under the provisions of the 1940 Act.

Reliance On The Investment Committee [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Reliance on the Investment Committee. The Investment Committee has full discretionary authority to identify, structure, allocate, execute, administer, monitor and liquidate Infrastructure Investments and, in doing so, has no responsibility to consult with any Shareholder. Accordingly, an investor in the Fund must rely upon the abilities of the Investment Committee and no person should invest in the Fund unless such person is willing to entrust all aspects of the investment decisions of the Fund to the Investment Committee. There can be no assurance that the Investment Committee will be able to select or implement successful strategies or achieve the Fund’s investment objective.

Reliance On Key Personnel [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Reliance on Key Personnel. The departure of certain key personnel of the Adviser and/or Sub-Adviser could have a material adverse effect on the Fund’s ability to achieve its investment objective.

To achieve the Fund’s investment objective, the Adviser and Sub-Adviser may need to hire, train, supervise and manage new investment professionals to participate in the Fund’s investment selection and monitoring process. The Adviser and Sub-Adviser may not be able to find investment professionals in a timely manner or at all. Failure to support the Fund’s investment process could have a material adverse effect on the Fund’s business, financial condition and results of operations.

The Adviser and Sub-Adviser each depend on relationships with private fund sponsors, investment banks and commercial banks, and the Fund relies to a significant extent upon these relationships to provide the Fund with potential investment opportunities. Failure to maintain these relationships or develop new relationships with other sponsors or sources of investment opportunities, the Fund may not be able to grow its investment portfolio. In addition, individuals with whom the Adviser and/or Sub-Adviser have relationships are not obligated to provide the Fund with investment opportunities, and, therefore, there is no assurance that such relationships will generate investment opportunities for the Fund.

Additionally, to the extent the Fund invests in Portfolio Funds, the Fund will be exposed to these risks with respect to the Portfolio Fund Managers of such Portfolio Funds. The Fund’s performance depends on the adherence by such Portfolio Fund Managers to their selected strategies, the instruments used by such Portfolio Fund Managers, the Investment Committee’s ability to select Portfolio Funds. The Portfolio Fund Managers’ investment strategies or choice of specific securities may be unsuccessful and may cause the Portfolio Fund, and in turn the Fund, to incur losses.

Concentration Of Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Concentration of Investments. The Fund will concentrate its investments in the infrastructure industry and may focus its investments in one or more infrastructure market segments (e.g., transportation, energy/utilities, social infrastructure and communications assets). As a result, the Fund’s portfolio is subject to greater risk and volatility than if investments had been made in a broader diversification of asset types and industries.

Limited Operating History Of Infrastructure Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Limited operating history of Infrastructure Investments. Infrastructure Investments may have limited operating histories and the information the Fund is able to obtain about such investments may be limited. As such, the ability of the Investment Committee to evaluate past performance or to validate the investment strategies of such Infrastructure Investment is limited. Moreover, even to the extent an Infrastructure Investment has a longer operating history, the past investment performance of any of the Infrastructure Investments should not be construed as an indication of the future results of such investments or the Fund, particularly as the investment professionals responsible for the performance of such investments may change over time. This risk is related to, and enhanced by, the risks created by the fact that the Investment Committee relies upon information provided to it by the issuer of the securities it receives or the Portfolio Fund Managers (as applicable) that is not, and cannot be, independently verified.

Nature Of Portfolio Companies [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Nature of Portfolio Companies. The Infrastructure Investments will include direct and indirect investments in Portfolio Companies. This may include Portfolio Companies in the early phases of development, which can be highly risky due to the lack of a significant operating history. This may also include Portfolio Companies with assets that are in one or more of various stages of their lifecycle or useful life, including development, construction, newly operating, regular operations, depreciating, and terminating. While some of these stages carry more risk than others, all stages carry risks. The Infrastructure Investments may also include Portfolio Companies that are in a state of distress or which have a poor record, and which are undergoing restructuring or changes in management, and there can be no assurances that such restructuring or changes will be successful. The management of such Portfolio Companies may depend on one or two key individuals, and the loss of the services of any of such individuals may adversely affect the performance of such Portfolio Companies.

Investments In Infrastructure Assets [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investments in infrastructure assets. Investments in infrastructure assets are subject to the risks of adverse local, national and international economic, regulatory, political, legal, demographic, environmental, and other developments affecting their industry. Infrastructure companies may be adversely affected by, among other things, high interest costs related to capital construction programs, difficulty in raising adequate capital on reasonable terms in periods of high inflation and unsettled capital markets, the financial condition of users and suppliers of infrastructure assets, inexperience with and potential losses resulting from the deregulation of a particular industry or sector, costs associated with compliance and changes in environmental and other regulations, regulation or intervention by various government authorities, including government regulation of rates charged to customers, the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards, technological developments and disruptions, service interruption and/or legal challenges due to environmental, operational or other accidents, susceptibility to terrorist attacks, the effect of economic slowdown, surplus capacity, increased competition, uncertainties concerning the availability of fuel at reasonable prices, and the effects of energy conservation policies and general changes in market sentiment towards infrastructure assets, among other factors. There is also the risk that corruption may negatively affect publicly-funded infrastructure projects, especially in developing and emerging markets, resulting in delays and cost overruns.

Investments In The Portfolio Funds Generally Dependence On The Portfolio Fund Managers [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investments in the Portfolio Funds generally; dependence on the Portfolio Fund Managers. Because the Fund invests in Portfolio Funds, a Shareholder’s investment in the Fund will be affected by the investment policies and decisions of the Portfolio Fund Manager of each Portfolio Fund in direct proportion to the amount of Fund assets that are invested in each Portfolio Fund. The Fund’s net asset value may fluctuate in response to, among other things, various market and economic factors related to the markets in which the Portfolio Funds invest and the financial condition and prospects of issuers in which the Portfolio Funds invest. The success of the Fund depends upon the ability of the Portfolio Fund Managers to develop and implement strategies that achieve their investment objectives. Shareholders will not have an opportunity to evaluate the specific investments made by the Portfolio Funds or the Portfolio Fund Managers, or the terms of any such investments. In addition, the Portfolio Fund Managers could materially alter their investment strategies from time to time without notice to the Fund. There can be no assurance that the Portfolio Fund Managers will be able to select or implement successful strategies or achieve their respective investment objectives.

Temporary Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Temporary Investments. The allocation among Fund Investments may vary from time to time, especially during the Fund’s initial period of investment operations. During the initial period of investment operations (which will be determined by the Investment Committee and may last a significant period of time), the Fund may hold a relatively larger portion of its assets in publicly traded infrastructure investments (e.g., publicly listed companies that pursue the business of infrastructure investing), as compared to the Investment Committee’s long-term target allocation among Fund Investments. In addition, the Fund may hold a substantial portion of the proceeds of the offering of

Shares in short-term investments (including money market funds, short-term treasuries and other liquid investment vehicles) for a limited period of time while the Fund seeks desirable Portfolio Companies and Portfolio Funds.

Delays in investing the net proceeds of the offering of Shares may impair the Fund’s performance. The Fund cannot assure you it will be able to identify any investments that meet its investment objective or that any investment that the Fund makes will produce a positive return. The Fund may be unable to invest the net proceeds of the Fund’s offering on acceptable terms within the time period that the Fund anticipates or at all, which could harm the Fund’s financial condition and operating results.

Short-term investments may produce returns that are significantly lower than the returns that the Fund expects to achieve when the Fund’s portfolio is fully invested in accordance with the Investment Committee’s long-term target allocations. As a result, any distributions that the Fund pays while the Fund’s portfolio is not fully invested in accordance with the Investment Committee’s long-term target allocations may be lower than the distributions that the Fund may be able to pay when the Fund portfolio is fully invested in accordance with the Investment Committee’s long-term target allocations.

Portfolio Funds Not Registered [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Portfolio Funds not registered. The Fund is registered as an investment company under the 1940 Act. The 1940 Act is designed to afford various protections to investors in pooled investment vehicles. For example, the 1940 Act imposes limits on the amount of leverage that a registered investment company can assume, restricts layering of costs and fees, restricts transactions with affiliated persons and requires that the investment company’s operations be supervised by a board of managers, a majority of whose members are independent of management. However, most of the Portfolio Funds in which the Fund invests are not subject to the provisions of the 1940 Act. Many Portfolio Fund Managers may not be registered as investment advisers under the Investment Advisers Act of 1940 (the “Advisers Act”). As an indirect investor in the Portfolio Funds managed by Portfolio Fund Managers that are not registered as investment advisers, the Fund will not have the benefit of certain of the protections of the Advisers Act.

Many Portfolio Funds are exempted from regulation under the 1940 Act because they permit investment only by investors who meet very high thresholds of investment experience and sophistication, as measured by net worth. The Fund’s investment qualification thresholds are generally lower. As a result, the Fund provides an avenue for investing in certain Portfolio Funds that would not otherwise be available to certain investors. This means that investors who would not otherwise qualify to invest in largely unregulated vehicles will have the opportunity to make such an investment through the Fund.

In addition, many Portfolio Funds do not maintain their securities and other assets in the custody of a bank or a member of a securities exchange, as generally required of registered investment companies, in accordance with certain SEC rules. A registered investment company which places its securities in the custody of a member of a securities exchange is required to have a written custodian agreement, which provides that securities held in custody will be at all times individually segregated from the securities of any other person and marked to clearly identify such securities as the property of such investment company and which contains other provisions designed to protect the assets of such investment company. The Portfolio Funds in which the Fund will invest may maintain custody of their assets with brokerage firms which do not separately segregate such customer assets as would be required in the case of registered investment companies, or may not use a custodian to hold their assets. Under the provisions of the Securities Investor Protection Act of 1970, as amended, the bankruptcy of any brokerage firm used to hold Portfolio Fund assets could have a greater adverse effect on the Fund than would be the case if custody of assets were maintained in accordance with the requirements applicable to registered investment companies. There is also a risk that a Portfolio Fund Manager could convert assets committed to it by the Fund to its own use or that a custodian could convert assets committed to it by a Portfolio Fund Manager to its own use. There can be no assurance that the Portfolio Fund Managers or the entities they manage will comply with all applicable laws and that assets entrusted to the Portfolio Fund Managers will be protected.

Prospective investors should understand that the Fund is an appropriate investment only for investors who can tolerate a high degree of risk, including lesser regulatory protections in connection with the Fund’s investments in Portfolio Funds than might normally be available through investments in registered investment company vehicles.

Portfolio Funds Are Generally Nondiversified [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Portfolio Funds are generally non-diversified. While there are no regulatory requirements that the investments of the Portfolio Funds be diversified, some Portfolio Funds may undertake to comply with certain investment concentration limits. Portfolio Funds may at certain times hold large positions in a relatively limited number of investments. Portfolio Funds may target or concentrate their investments in particular markets, sectors or industries. Those Portfolio Funds that concentrate in a specific industry or target a specific sector will also be subject to the risks of that industry or sector, which may include, but are not limited to, rapid obsolescence of technology, sensitivity to regulatory changes, minimal barriers to entry and sensitivity to overall market swings. As a result, the net asset values of such Portfolio Funds may be subject to greater volatility than those of investment companies that are subject to diversification requirements and this may negatively impact the net asset value of the Fund.

Portfolio Funds Securities Are Generally Illiquid [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Portfolio Funds’ securities are generally illiquid. The securities of the Portfolio Funds in which the Fund invests or plans to invest will often be illiquid. Subscriptions to purchase the securities of Portfolio Funds are typically subject to restrictions or delays. There is no regular market for interests in many Portfolio Funds or Portfolio Companies, which typically must be sold in privately negotiated transactions. Any such sales would likely require the consent of the manager of the applicable Portfolio Fund or the board of the Portfolio Company, and could occur at a discount to the stated net asset value. If the Investment Committee determines to cause the Fund to sell its interest in a Portfolio Fund or a Portfolio Company, the Fund may be unable to sell such interest quickly, if at all, and could therefore be obligated to continue to hold such interest for an extended period of time, or to accept a lower price for a quick sale.

Credit Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Credit Risk. The value of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In addition, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.

Senior Loan [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Senior Loans. The Fund may invest in loans that are senior in the capital structure of the borrower or issuer, hold an equal ranking with other senior debt, or have characteristics (such as a senior position secured by liens on a borrower’s assets) that the Investment Committee believes justify treatment as senior debt. Loans that are senior and secured generally involve less risk than unsecured or subordinated debt and equity instruments of the same borrower because the payment of principal and interest on senior loans are obligations of the borrower that, in most instances, take precedence over the payment of dividends, the return of capital to the borrower’s shareholders, and payments to bond holders; and because of the collateral supporting the repayment of the debt instrument. Senior loans are often rated below investment grade. Senior loans are generally secured by shares of certain group companies and may also be secured by specific collateral or guarantees, including but not limited to, trademarks, patents, accounts receivable, inventory, equipment, buildings, real estate, franchises and common and preferred stock of the borrower and its subsidiaries. Senior loans usually have shorter terms than more junior obligations and often require mandatory prepayments from excess cash flow, asset dispositions and offerings of debt and/or equity securities on a priority basis. The types of protection afforded to creditors such as the Fund will vary from investment to investment. Because of the unique nature of a loan agreement, and the private syndication of the loan, senior loans are generally not as easily purchased or sold as publicly traded securities. An interest in a non-investment grade loan is generally considered speculative in nature and may become a defaulted obligation for a variety of reasons. Upon any investment becoming a defaulted obligation, it may become subject to either substantial workout negotiations or restructuring, which may entail, among other things, a substantial reduction in the interest rate, a substantial write-down of principal and a substantial change in the terms, conditions and covenants with respect of such defaulted obligation. In addition, such negotiations or restructuring may be quite extensive and protracted over time, and therefore may result in uncertainty with respect to ultimate recovery on such defaulted obligation. The liquidity for defaulted obligations may be limited, and to the extent that defaulted obligations are sold, it is highly unlikely that the proceeds from such sale will be equal to the amount of unpaid principal and interest thereon. Consequently, the fact that a loan is secured does not guarantee that the Fund will receive principal and interest payments according to the loan’s terms, or at all, or that the Fund will be able to collect on the loan should it be forced to enforce its remedies. In November 2022, the SEC proposed rule amendments which, among other things, would amend the liquidity rule framework for open-end funds. While the proposal is not directly applicable to the Fund, if the rule amendments are adopted as proposed, they could have a negative impact on the market for loans as open-end funds subject to the rule exit the market. The nature and extent of the proposal’s impact will not be known unless and until any final rulemaking is adopted.

Mezzanine Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Mezzanine Investments. The Fund may invest in mezzanine loans. Structurally, mezzanine loans usually rank subordinate in priority of payment to senior debt, such as senior bank loans, and are often unsecured. However, mezzanine loans rank senior to common and preferred equity in a borrower’s capital structure. Mezzanine debt is often used in leveraged buyout and real estate finance transactions. Due to the higher risk profile and often less restrictive covenants of mezzanine loans as compared to senior loans, mezzanine loans sometimes earn a higher return than senior loans that are secured by collateral. Typically, mezzanine loans have elements of both debt and equity instruments, offering the fixed returns in the form of interest payments associated with senior debt, while providing lenders an opportunity to participate in the capital appreciation of a borrower, if any, through an equity interest. This equity interest typically takes the form of warrants. The warrants associated with mezzanine loans are typically detachable, which allows lenders to receive repayment of the loan principal on an agreed amortization schedule while retaining the equity interest in the borrower. Mezzanine loans also may include a “put” feature, which permits the holder to sell its equity interest back to the borrower at a price determined through an agreed-upon formula. Mezzanine loans may be issued with or without registration rights. Similar to other high yield securities, maturities of mezzanine loans are typically seven to 10 years, but the expected average life is significantly shorter at three to five years. Mezzanine loans are usually unsecured and subordinate to other debt obligations of an issuer. To the extent that a mezzanine loan does not have restrictive covenants that limit the ability of the borrower to further encumber its assets or that impose other obligations (or has less restrictive covenants), an investment such loan will be particularly sensitive to the risks that are associated with loan investments.

Valuations Of Private Infrastructure Investments Valuations Subject To Adjustment [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Valuations of Private Infrastructure Investments; valuations subject to adjustment. The valuations reported by the Portfolio Fund Managers or other third parties, based upon which the Fund determines its daily net asset value and the net asset value per Share may be subject to later adjustment or revision. For example, fiscal year-end net asset value calculations of the Infrastructure Investments may be revised as a result of audits by their independent auditors. Other adjustments may occur from time to time. Because such adjustments or revisions, whether increasing or decreasing the net asset value of the Fund at the time they occur, relate to information available only at the time of the adjustment or revision, the adjustment or revision may not affect the amount of the repurchase proceeds of the Fund received by Shareholders who had their Shares repurchased prior to such adjustments and received their repurchase proceeds. As a result, to the extent that such subsequently adjusted valuations from the Portfolio Fund Managers or other third parties or revisions to the net asset value of an Infrastructure Investment or direct private infrastructure investment adversely affect the Fund’s net asset value, the outstanding Shares may be adversely affected by prior repurchases to the benefit of Shareholders who had their Shares repurchased at a net asset value higher than the adjusted amount.

Conversely, any increases in the net asset value resulting from such subsequently adjusted valuations may be entirely for the benefit of the outstanding Shares and to the detriment of Shareholders who previously had their Shares repurchased at a net asset value lower than the adjusted amount. The same principles apply to the purchase of Shares. New Shareholders may be affected in a similar way.

The valuations of Shares may be significantly affected by numerous factors, some of which are beyond the Fund’s control and may not be directly related to the Fund’s operating performance. These factors include:

●	changes in regulatory policies or tax guidelines;

●	changes in earnings or variations in operating results;

●	changes in the value of the Infrastructure Investments;

●	changes in accounting guidelines governing valuation of the Infrastructure Investments;

●	any shortfall in revenue or net income or any increase in losses from levels expected by investors;

●	departure of the Adviser/Sub-Adviser, as applicable, or certain of its key personnel;

●	general economic trends and other external factors; and

●	loss of a major funding source.

Valuation Of Infrastructure Investments Uncertain [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Valuation of Infrastructure Investments uncertain. Under the 1940 Act, the Fund is required to carry Infrastructure Investments at market value or, if there is no readily available market value, at fair value as determined by the “valuation designee,” in accordance with the Fund’s valuation procedures, which have been approved by the Board. The Board has designated the Adviser as its valuation designee pursuant to Rule 2a-5 under the 1940 Act, subject to its oversight. There is not a public market or active secondary market for many of the securities of the privately held companies in which the Fund invest. Rather, many of the Infrastructure Investments may be traded on a privately negotiated over-the-counter secondary market for institutional investors. As a result, the valuation designee values such securities at fair value as determined in good faith in accordance with the valuation procedures that have been approved by the Board.

The determination of fair value, and thus the amount of unrealized losses the Fund may incur in any year, is to a degree subjective, and the Adviser has a conflict of interest in making the determination. Because such valuations, and particularly valuations of private securities and private companies, are inherently uncertain, may fluctuate over short periods of time and may be based on estimates, the valuation designee’s determinations of fair value may differ materially from the values that would have been used if a ready market for these non-traded securities existed. Due to this uncertainty, the valuation designee’s fair value determinations may cause the Fund’s net asset value on a given date to understate or overstate materially the value that the Fund may ultimately realize upon the sale of one or more Infrastructure Investments. Under limited circumstances (such as to resolve a pricing issue regarding an Infrastructure Investment), the Fund may retain a valuation assurance service provider to provide the Fund reasonable assurance on the correctness of the processes and procedures leading to the fair value determinations by the Adviser. See “Calculation of net asset value; Valuation.”

Liquidity And Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Liquidity and Valuation Risk. Liquidity risk is the risk that securities may be difficult or impossible to sell at the time the Investment Committee would like or at the price it believes the security is currently worth. Liquidity risk may be increased for certain Fund investments, including those investments in funds with gating provisions or other limitations on investor withdrawals and restricted or illiquid securities. Some funds in which the Fund invests may impose restrictions on when an investor may withdraw its investment or limit the amounts an investor may withdraw. To the extent that the Investment Committee seeks to reduce or sell out of its investment at a time or in an amount that is prohibited, the Fund may not have the liquidity necessary to participate in other investment opportunities or may need to sell other investments that it may not have otherwise sold.

The Fund may also invest in securities that, at the time of investment, are illiquid, as determined by using the SEC’s standard applicable to registered investment companies (i.e., securities that cannot be disposed of by the Fund within seven calendar days in the ordinary course of business at approximately the amount at which the Fund has valued the securities). Illiquid and restricted securities may be difficult to dispose of at a fair price at the times when the Fund believes it is desirable to do so. The market price of illiquid and restricted securities generally is more volatile than that of more liquid securities, which may adversely affect the price that the Fund pays for or recovers upon the sale of such securities. Investment of the Fund’s assets in illiquid and restricted securities may also restrict the Fund’s ability to take advantage of market opportunities.

Valuation risk is the risk that one or more of the securities in which the Fund invests are priced differently than the value realized upon such security’s sale. In times of market instability, valuation may be more difficult, in which case the Investment Committee’s judgment may play a greater role in the valuation process.

Publicly Traded Infrastructure Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Publicly Traded Infrastructure Risk. Publicly traded infrastructure investments include individual publicly listed companies, utilities, and master limited partnerships that pursue the business of private infrastructure ownership, operations, and/or investing, including listed mutual funds and exchange traded funds holding multiple listed infrastructure stocks, listed infrastructure funds and funds-of-funds, SPACs, asset managers, holding companies, investment trusts, closed-end funds, financial institutions, and other vehicles whose primary purpose is to own and operate, invest in, lend capital to, or provide services to privately held infrastructure companies, quasi-governmental infrastructure entities, public-private partnerships, and/or public infrastructure owners and operators. Publicly traded infrastructure investments usually have an indefinite duration.

Publicly traded infrastructure vehicles are typically liquid and capable of being traded daily, in contrast to direct investments and private infrastructure funds, in which capital is subject to lengthy holding periods. Accordingly, publicly traded infrastructure transactions are significantly easier to execute than other types of private infrastructure investments, giving investors an opportunity to adjust the investment level of their portfolios more efficiently.

Failure To Qualifyas A R I C Or Satisfy Distribution Requirement [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Failure to qualify as a RIC or satisfy distribution requirement. To qualify for and maintain RIC qualification under the Code, the Fund must meet the following annual distribution, source-of-income and asset diversification requirements. See “Certain Tax Considerations.”

●	The annual distribution requirement for a RIC will be satisfied if the Fund distributes to Shareholders on an annual basis at least 90% of the Fund’s net ordinary income and realized net short-term capital gains in excess of realized net long-term capital losses, if any. Because the Fund may borrow, it is subject to an asset coverage ratio requirement under the 1940 Act and may in the future become subject to certain financial covenants under loan and credit agreements that could, under certain circumstances, restrict the Fund from making distributions necessary to satisfy the distribution requirement. If the Fund is unable to obtain cash from other sources, it could fail to qualify for RIC tax treatment and thus become subject to corporate-level income tax.

●	The source-of-income requirement will be satisfied if the Fund obtains at least 90% of its income for each year from dividends, interest, gains from the sale of stock or securities or similar passive sources.

●	The asset diversification requirement will be satisfied if the Fund meets certain asset diversification requirements at the end of each quarter of the Fund’s tax year. To satisfy this requirement,

●	at least 50% of the value of the Fund’s assets must consist of cash, cash equivalents, U.S. government securities, securities of other RICs and other securities if such other securities of any one issuer do not represent more than 5% of the value of the Fund’s assets or more than 10% of the outstanding voting securities of such issuer, and

●	no more than 25% of the value of the Fund’s assets can be invested in the securities, other than U.S. government securities or securities of other RICs, of one issuer, of two or more issuers that are controlled, as determined under the Code and its applicable regulations, by the Fund and that are engaged in the same or similar or related trades or businesses or of certain “qualified publicly traded partnerships.” Failure to meet these requirements may result in the Fund having to dispose of certain investments quickly in order to prevent the loss of its qualification as a RIC. Because most of the Fund’s investments will be in private companies, and therefore will be relatively illiquid, any such dispositions could be made at disadvantageous prices and could result in substantial losses.

If the Fund fails to qualify for or maintain RIC tax treatment for any reason and is subject to corporate income tax, the resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distribution and the amount of the Fund’s distributions.

Difficulty Meeting R I C Distribution Requirement [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Difficulty meeting RIC distribution requirement. For U.S. federal income tax purposes, the Fund may be required to recognize taxable income in circumstances in which the Fund does not receive a corresponding payment in cash. For example, if the Fund holds debt obligations that are treated under applicable tax rules as having original issue discount (such as debt instruments with PIK interest or, in certain cases, increasing interest rates or debt instruments that were issued with warrants), the Fund must include in income each year a portion of the original issue discount that accrues over the life of the obligation, regardless of whether cash representing such income is received by the Fund in the same taxable year. The Fund may also have to include in income other amounts that the Fund has not yet received in cash, such as deferred loan origination fees that are paid after origination of the loan or are paid in non-cash compensation such as warrants or stock. Furthermore, the Fund may invest in non-U.S. corporations (or other non-U.S. entities treated as corporations for U.S. federal income tax purposes) that could be treated under the Code and U.S. Treasury Regulations promulgated thereunder (the “Treasury Regulations”) as “passive foreign investment companies” and/or “controlled foreign corporations.” The rules relating to investment in these types of non-U.S. entities are designed to ensure that U.S. taxpayers are either, in effect, taxed currently (or on an accelerated basis with respect to corporate level events) or taxed at increased tax rates at distribution or disposition. In certain circumstances this could require the Fund to recognize income where the Fund does not receive a corresponding payment in cash.

The Fund anticipates that a portion of its income may constitute original issue discount or other income required to be included in taxable income prior to receipt of cash. Further, the Fund may elect to amortize market discounts and include such amounts in its taxable income in the current year, instead of upon disposition, as an election not to do so would limit the Fund’s ability to deduct interest expenses for tax purposes.

Because any original issue discount or other amounts accrued will be included in the Fund’s investment company taxable income for the year of the accrual, the Fund may be required to make a distribution to Shareholders in order to satisfy the annual distribution requirement, even though the Fund will not have received any corresponding cash amount. As a result, the Fund may have difficulty meeting the annual distribution requirement necessary to qualify for and maintain its qualification as a RIC under the Code. The Fund may have to sell some of its investments at times and/or at prices the Fund would not consider advantageous, raise additional debt or equity capital or forgo new investment opportunities for this purpose. If the Fund is not able to obtain cash from other sources, the Fund may fail to qualify for or maintain RIC tax treatment and thus become subject to corporate-level income tax. For additional discussion regarding the tax implications of a RIC, see “Certain Tax Considerations.”

Market Disruption And Geopolitical Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market Disruption and Geopolitical Risk. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. War, terrorism, and related geopolitical events (and their aftermath) have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as, for example, earthquakes, fires, floods, hurricanes, tsunamis and weather-related phenomena generally, as well as the spread of infectious illness or other public health issues, including widespread epidemics or pandemics, and systemic market dislocations can be highly disruptive to economies and markets. For example, the COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn in economies throughout the world. In addition, military action by Russia in Ukraine could adversely affect global energy and financial markets and therefore could affect the value of a Portfolio’s investments, including beyond a Portfolio’s direct exposure to Russian issuers or nearby geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict and could be substantial. In March 2023, a number of U.S. domestic banks and foreign banks experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by banking regulators to limit the effect of those difficulties and failures on other banks or other financial institutions or on the U.S. or foreign economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign financial institutions and economies. Those events as well as other changes in non-U.S. and domestic economic and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of Fund Investments. Any of these occurrences could disrupt the operations of the Fund and the Fund’s service providers.

Market Uncertainties [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market Uncertainties. Even if the Portfolio Companies’ infrastructure development, construction, and/or operations and service levels meet targets and/or specifications, to the extent that revenues are not contracted undertake-or-pay agreements, or are otherwise at risk based on voluntary or otherwise optional levels of usage, patronization, or demand variability, the Portfolio Companies may not meet their return targets. Portfolio Companies may also incur higher costs for supplies and services than budgeted, which also will affect their net profits. To varying extents, Portfolio Companies will face counterparty credit risks from the entities with which it contracts for infrastructure availability and usage. Additionally, many infrastructure projects, sites and facilities involve heavy equipment and machinery that pose safety and health risks to a company’s staff, third-party service providers, and sometimes public patrons. There can be no assurance that the infrastructure will be used at planned levels, that counterparties will fully pay for availability or services, or that all sites will be accident-free.

Even if an infrastructure project is initially successful, not all infrastructure will have a pure monopoly position for its facilities and/or services, and may face some level of competition from one or more other public and/or private infrastructure providers. Such competition could be direct (in the same or proximate space, e.g., another fiber or wireless service provider), or indirect (in an adjacent or substitute area, e.g., having two airport options). Competition may result in reductions in future usage, decreasing revenues, and lower gross margins which could have a material adverse effect on the business, financial condition, and results of operations of the Fund and the Portfolio Companies.

Distressed Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Distressed Securities. The Fund or a Portfolio Fund may invest in debt or equity securities of domestic and foreign issuers in weak financial condition, experiencing poor operating results, having substantial capital needs or negative net worth, facing special competitive or product obsolescence problems, or that are involved in bankruptcy or reorganization proceedings. Investments of this type may involve substantial financial and business risks that can result in substantial or at times even total losses. Among the risks inherent in investments in troubled entities is the fact that it frequently may be difficult to obtain information as to the true condition of such issuers. Such investments also may be adversely affected by state and federal laws relating to, among other things, fraudulent transfers and other voidable transfers or payments, lender liability, and a bankruptcy court’s power to disallow, reduce, subordinate, or disenfranchise particular claims. The market prices of such securities are also subject to abrupt and erratic market movements and above-average price volatility, and the spread between the bid and ask prices of such securities may be greater than those prevailing in other securities markets. It may take a number of years for the market price of such securities to reflect their intrinsic value. In liquidation (both in and out of bankruptcy) and other forms of corporate reorganization, there exists the risk that the reorganization either will be unsuccessful (due to, for example, failure to obtain requisite approvals), will be delayed (for example, until various liabilities, actual or contingent, have been satisfied), or will result in a distribution of cash or a new security the value of which will be less than the purchase price to the Portfolio Fund of the security in respect to which such distribution was made.

Competition For Investment Opportunities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Competition for investment opportunities. The Fund competes for investments with other investment funds (including registered investment companies, private infrastructure equity and debt funds, and fund-of-funds), other institutional investors, including public and corporate pension plans, sovereign wealth funds, endowments and foundations, insurance companies, family offices, and high net worth individuals, as well as traditional and non-traditional sources of infrastructure funding, including, but not limited to traditional financial services companies such as commercial banks, project finance companies, business development companies, SPACs, and hedge funds. Many of the Fund’s competitors are substantially larger and have considerably greater financial, technical and marketing resources than the Fund. For example, some competitors may have a lower cost of capital and access to funding sources that are not available to the Fund. In addition, some of the Fund’s competitors may have higher risk tolerances or different risk assessments than the Fund.

These characteristics could allow competitors to consider a wider variety of investments, establish more relationships and offer better pricing and more flexible structuring than the Fund is able to do. As a result, the Fund may lose investment opportunities if it does not match its competitors’ pricing, terms and structure. No assurance can be given that the Fund will be able to identify and complete attractive investments in the future or that it will be able to fully invest its subscriptions. Even if the Adviser, Sub-Adviser, or a Portfolio Fund Manager identifies an attractive investment opportunity, the Fund or the Portfolio Fund may not be permitted to take advantage of the opportunity to the fullest extent desired.

If the Fund is forced to match its competitors’ pricing, terms and structure, it may not be able to achieve acceptable returns on its investments or may bear substantial risk of capital loss. Furthermore, many of the Fund’s competitors are not subject to the source-of-income, asset diversification and distribution requirements the Fund must satisfy to maintain its qualification as a RIC.

Access To Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Access to Investments. The Fund is registered as an investment company under the 1940 Act and is subject to certain restrictions under the 1940 Act, and certain tax requirements, among other restrictions, that limit the Fund’s ability to make investments, as compared to a fund that is not so registered. Such restrictions may prevent the Fund from participating in (or increasing its share of) certain favorable investment opportunities, or may lead to a lack of exposure to a certain type of investment for certain periods of time. The Fund’s intention to qualify and be eligible for treatment as a regulated investment company under the Code can limit its ability to acquire or continue to hold positions in investments that would otherwise be consistent with its investment strategy. The Fund incurs additional expenses (compared to a fund that is not registered under the 1940 Act) in determining whether an investment is permissible under the 1940 Act and in structuring investments to comply with the 1940 Act, which reduces returns to Shareholders of the Fund.

Non Diversified Status [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Non-Diversified Status. The Fund is a “non-diversified” management investment company. Thus, there are no percentage limitations imposed by the 1940 Act on the Fund’s assets that may be invested, directly or indirectly, in the securities of any one issuer. Consequently, if one or more Fund Investments are allocated a relatively large percentage of the Fund’s assets, losses suffered by such Fund Investments could result in a higher reduction in the Fund’s capital than if such capital had been more proportionately allocated among a larger number of investments. The Fund may also be more susceptible to any single economic or regulatory occurrence than a diversified investment company. However, the Fund will be subject to diversification requirements applicable to RICs under the Code. See “Certain Tax Considerations.”

Regulatory Risks Of Private Investment Companies [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Regulatory Risks of Private Investment Companies. The regulatory environment for Private Investment Companies (and for registered investment companies investing in Private Investment Companies) is complex and evolving. Changes in the regulation or taxation of private funds are impossible to predict and may adversely affect the value of the private infrastructure investments, the ability of the Fund to execute its investment strategy, and the ability of the Fund to offer its interests to investors who do not qualify as “accredited investors” as defined in Rule 501(a) of Regulation D promulgated under the Securities Act of 1933, as amended (the “Securities Act”). There is no guarantee that the SEC will not require the Fund’s Shareholders to meet certain eligibility criteria in the future. Under such circumstances, any Shareholders of the Fund who are not “accredited investors” may be subject to mandatory repurchase of all of their Shares in the Fund.

General Legal Tax And Regulatory Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

General Legal, Tax and Regulatory Risks. Legal, tax and regulatory changes could occur during the term of the Fund which may materially adversely affect the Fund. For example, the regulatory and tax environment for leveraged investors and for private equity funds generally is evolving, and changes in the direct or indirect regulation or taxation of leveraged investors or private equity funds may materially adversely affect the ability of the Fund to pursue its investment strategies or achieve its investment objective. The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the “Dodd-Frank

Act”) vests U.S. federal bank, securities and commodities regulators with significant and extensive rulemaking, supervisory and enforcement authority. The implementation of the Dodd-Frank Act requires the adoption of various regulations and the preparation of reports by various agencies over a period of time. It is unclear how these regulators will exercise these revised and expanded powers and whether they will undertake rulemaking, supervisory or enforcement actions that would adversely affect the Fund or investments made by the Fund. There can be no assurance that future regulatory actions authorized by the Dodd-Frank Act will not significantly reduce the profitability of the Fund. The implementation of the Dodd-Frank Act could adversely affect the Fund by increasing transaction and/or regulatory compliance costs.

Foreign Investmentsnd Emerging Markets Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Foreign Investments and Emerging Markets Risk. Investment in foreign issuers or securities principally traded outside the United States may involve special risks due to foreign economic, political, and legal developments, including favorable or unfavorable changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation, nationalization or confiscatory taxation of assets, and possible difficulty in obtaining and enforcing judgments against foreign entities. The Fund, a Portfolio Fund and/or a Portfolio Company may be subject to foreign taxation on realized capital gains, dividends or interest payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Transaction- based charges are generally calculated as a percentage of the transaction amount and are paid upon the sale or transfer of portfolio securities subject to such taxes. Any taxes or other charges paid or incurred by the Fund or a Portfolio Fund in respect of its foreign securities will reduce the Fund’s yield. See “Certain Tax Considerations” below for more information about these and other special tax considerations applicable to investments in securities of foreign issuers and securities principally traded outside the United States.

In addition, the tax laws of some foreign jurisdictions in which a Portfolio Fund or Portfolio Company may invest are unclear and interpretations of such laws can change over time. As a result, in order to comply with guidance related to the accounting and disclosure of uncertain tax positions under GAAP, a Portfolio Fund may be required to accrue for book purposes certain foreign taxes in respect of its foreign securities or other foreign investments that it may or may not ultimately pay. Such tax accruals will reduce a Portfolio Fund’s net asset value at the time accrued, even though, in some cases, the Portfolio Fund ultimately will not pay the related tax liabilities. Conversely, a Portfolio Fund’s net asset value will be increased by any tax accruals that are ultimately reversed.

Issuers of foreign securities are subject to different, often less comprehensive, accounting, custody, reporting, and disclosure requirements than U.S. issuers. The securities of some foreign governments, companies, and securities markets are less liquid, and at times more volatile, than comparable U.S. securities and securities markets. Foreign brokerage commissions and related fees also are generally higher than in the United States. Portfolio Funds that invest in foreign securities also may be affected by different custody and/or settlement practices or delayed settlements in some foreign markets. The laws of some foreign countries may limit the Fund’s or a Portfolio Fund’s ability to invest in securities of certain issuers located in those countries. Foreign countries may have reporting requirements with respect to the ownership of securities, and those reporting requirements may be subject to interpretation or change without prior notice to investors. No assurance can be given that the Fund or a Portfolio Fund or Portfolio Company will satisfy applicable foreign reporting requirements at all times.

Investment In Other Investment Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investment in Other Investment Companies Risk. As with other investments, investments in other investment companies, including ETFs, are subject to market and manager risk. Through its positions in other investment companies, the Fund will be subject to the risks associated with such vehicles’ investments, including the possibility that the value of the securities or instruments held by the investment company could decrease (or increase). In addition, if the Fund acquires shares of investment companies, investors bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies.

Reporting Requirements [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Reporting Requirements. Shareholders who beneficially own Shares that constitute more than 5% or 10% of the Fund’s Shares are subject to certain requirements under the Securities Exchange Act of 1934, as amended, and the rules promulgated thereunder. These include requirements to file certain reports with the SEC. The Fund has no obligation to file such reports on behalf of such Shareholders or to notify

Shareholders that such reports are required to be made. Shareholders who may be subject to such requirements should consult with their legal advisers.

Uncertain Source And Quantity Of Funding [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Uncertain source and quantity of funding. Proceeds from the sale of Shares will be used for the Fund’s investment opportunities, operating expenses and for payment of various fees and expenses such as the Management Fee and other fees. Any working capital reserves the Fund maintains may not be sufficient for investment purposes, and it may require debt or equity financing to operate. Accordingly, in the event that the Fund develops a need for additional capital in the future for investments or for any other reason, these sources of funding may not be available to the Fund. Consequently, if the Fund cannot obtain debt or equity financing on acceptable terms, the ability to acquire investments and expand operations will be adversely affected. As a result, the Fund would be less able to achieve portfolio diversification and the investment objective, which may negatively impact the Fund’s results of operations and reduce the Fund’s ability to make distributions to Shareholders.

Fluctuations In Performance [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Fluctuations in performance. The Fund could experience fluctuations in its performance due to a number of factors, including, but not limited to, the Fund’s ability or inability to make investments in companies that meet the Fund’s investment criteria, the interest rate payable on the debt securities the Fund acquires, the level of the Fund’s expenses, variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which the Fund encounters competition in its markets and general economic conditions. As a result of these factors, results for any previous period should not be relied upon as being indicative of performance in future periods.

Cybersecurity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Cybersecurity Risk. The Fund and its service providers are susceptible to cyber-attacks and to technological malfunctions that have effects similar to those of a cyber-attack. Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, releasing confidential information without authorization, and disrupting operations.

Successful cyber-attacks against, or security breakdowns of, the Fund, the Adviser, Sub-Adviser or a custodian, transfer agent, or other service provider may adversely affect the Fund or its shareholders. For instance, cyber-attacks may interfere with the processing of shareholder transactions, affect the Fund’s ability to calculate its net asset value, cause the release or misappropriation of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses and additional compliance costs. While each of the Adviser and the Sub-Adviser has established a business continuity plan and systems designed to prevent, detect and respond to cyber-attacks, such plans and systems have inherent limitations. Any problems relating to the performance and effectiveness of security procedures used by the Fund or its service providers to protect the Fund’s assets, such as algorithms, codes, passwords, multiple signature systems, encryption and telephone call-backs, may have an adverse impact on an investment in the Fund. Similar types of cyber security risks also are present for issuers of securities in which the Fund invests, which could have material adverse consequences for those issuers and result in a decline in the market price of their securities. Furthermore, as a result of cyber-attacks, technological disruptions, malfunctions, or failures, an exchange or market may close or suspend trading in specific securities or the entire market, which could prevent the Fund from, among other things, buying or selling securities or accurately pricing their investments. The Fund cannot directly control cyber security plans and systems of its service providers, the Fund’s counterparties, issuers of securities in which the Fund invests, or securities markets and exchanges. Cybersecurity and other operational and technology issues may result in financial losses to the Fund and its shareholders, impede business transactions, violate privacy and other laws, subject the Fund to certain regulatory penalties and reputational damage, and increase compliance costs and expenses.

Restrictions Onborrowing [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Restrictions on borrowing. The Fund may borrow for investment purposes. If the value of the Fund’s assets declines, the Fund may be unable to satisfy the asset coverage test, which would prohibit the Fund from paying distributions and could prevent the Fund from qualifying as a RIC. If the Fund cannot satisfy the asset coverage test, the Fund may be required to sell a portion of its investments and, depending on the nature of the Fund’s debt financing, repay a portion of the Fund’s indebtedness at a time when such sales may be disadvantageous. In addition, any amounts that the Fund uses to service its indebtedness would not be available for distribution by the Fund to Shareholders.

Control Positions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Control Positions. The Fund (in the case of direct investments) and the Infrastructure Investments may take control positions in Portfolio Companies. The exercise of control over a company imposes additional risks of liability for environmental damage, product defects, failure to supervise management, violation of governmental regulations and other types of liability in which the limited liability characteristic of a corporation may be ignored, which would increase the Fund’s possibility of incurring losses.

Leverage [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Leverage. The Portfolio Fund Managers and (subject to applicable law) the Fund may employ leverage through borrowings, and may directly or indirectly acquire interests in companies with highly leveraged capital structures. If income and appreciation on investments made with borrowed funds are less than the cost of the leverage, the value of the relevant portfolio or investment will decrease. Accordingly, any event that adversely affects the value of an Infrastructure Investment will be magnified to the extent leverage is employed. The cumulative effect of the use of leverage by the Fund or the Portfolio Funds in a market that moves adversely to the relevant investments could result in substantial losses, exceeding those that would have been incurred if leverage had not been employed.

Currency Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Currency Risk. Although the Fund intends to invest predominantly in the United States, the Fund’s portfolio is anticipated to include investments in a number of different currencies. Any returns on, and the value of such investments may, therefore, be materially affected by exchange rate fluctuations, local exchange control, limited liquidity of the relevant foreign exchange markets, the convertibility of the currencies in question and/or other factors. A decline in the value of the currencies in which Fund Investments are denominated against the U.S. Dollar may result in a decrease the Fund’s net asset value. The Investment Committee may or may not elect to hedge the value of investments made by the Fund against currency fluctuations, and even if the Investment Committee deems hedging appropriate, it may not be possible or practicable to hedge currency risk exposure. Accordingly, the performance of the Fund could be adversely affected by such currency fluctuations.

Risks Relating To Accounting Auditing And Financial Reportingetc [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks relating to accounting, auditing and financial reporting, etc. The legal, regulatory, disclosure, accounting, auditing and reporting standards in certain of the countries in which Fund Investments (both direct and indirect) may be made may be less stringent and may not provide the same degree of protection or information to investors as would generally apply in the United States. Although the Fund will be using U.S. generally accepted accounting principles (“GAAP”), the assets, liabilities, profits and losses appearing in published financial statements of the Fund Investments may not reflect their financial position or operating results as they would be reflected under GAAP. Accordingly, the net asset value of the Fund published from time to time may not accurately reflect a realistic value for any or all of the investments.

Certain Fund Investments may be in Portfolio Companies that do not maintain internal management accounts or adopt financial budgeting, internal audit or internal control procedures to standards normally expected of companies in the United States. Accordingly, information supplied to the Fund and the Portfolio Funds may be incomplete, inaccurate and/or significantly delayed. The Fund and the Portfolio Funds may therefore be unable to take or influence timely actions necessary to rectify management deficiencies in such Portfolio Companies, which may ultimately have an adverse impact on the net asset value of the Fund.

Amount Or Frequency Of Distributions Not Guaranteed [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Amount or frequency of distributions not guaranteed. The Fund expects to pay distributions out of assets legally available for distribution from time to time, at the sole discretion of the Board. Nevertheless, the Fund cannot assure Shareholders that the Fund will achieve investment results that will allow the Fund to make a specified level of cash distributions or year-to-year increases in cash distributions. The Fund’s ability to pay distributions may be adversely affected by the impact of the risks described in this Prospectus. All distributions will depend on the Fund’s earnings, its net investment income, its financial condition, and such other factors as the Board may deem relevant from time to time.

All or a portion of the distributions made to you by the Fund may constitute a return of your capital and will lower your tax basis in your Shares. A return of capital generally is a return of your investment rather than a return of earnings or gains derived from the Fund’s investment activities and will be made after deduction of the fees and expenses payable in connection with the proceeds from the offering of Shares, including any fees payable to the Adviser. A return of capital is not taxable, but it reduces a shareholder’s tax basis in the Shares, thus reducing any loss or increasing any gain on a subsequent disposition of the Shares. See “Certain Tax Considerations.”

Portfolio Fund Operations Not Transparent [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Portfolio Fund operations not transparent. The Adviser/Sub-Adviser, as applicable, does not control the investments or operations of the Portfolio Funds. A Portfolio Fund Manager may employ investment strategies that differ from its past practices and are not fully disclosed to the Sub-Adviser and that involve risks that are not anticipated by the Adviser/Sub-Adviser, as applicable. Some Portfolio Fund Managers may have a limited operating history and some may have limited experience in executing one or more investment strategies to be employed for a Portfolio Fund. Furthermore, there is no guarantee that the information given to the Administrator and reports given to the Adviser/Sub-Adviser, as applicable, with respect to the Infrastructure Investments will not be fraudulent, inaccurate or incomplete.

Valuation Of The Funds Interests In Portfolio Funds [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Valuation of the Fund’s interests in Portfolio Funds. The valuation of the Fund’s investments in Portfolio Funds is ordinarily determined based upon valuations provided by the Portfolio Fund Managers of such Portfolio Funds which valuations are generally not audited. A majority of the securities in which the Portfolio Funds invest will not have a readily ascertainable market price and will be valued by the Portfolio Fund Managers. In this regard, a Portfolio Fund Manager may face a conflict of interest in valuing the securities, as their value may affect the Portfolio Fund Manager’s compensation or its ability to raise additional funds. No assurances can be given regarding the valuation methodology or the sufficiency of systems utilized by any Portfolio Fund, the accuracy of the valuations provided by the Portfolio Funds, that the Portfolio Funds will comply with their own internal policies or procedures for keeping records or making valuations, or that the Portfolio Funds’ policies and procedures and systems will not change without notice to the Fund. As a result, valuations of the securities may be subjective and could prove in hindsight to have been wrong, potentially by significant amounts. The Adviser has established a committee (the “Valuation Committee”) to oversee the valuation of the Infrastructure Investments pursuant to procedures adopted by the Board. The members of the Valuation Committee may face conflicts of interest in overseeing the valuation of the Infrastructure Investments, as the value of the Infrastructure Investments will affect the Adviser’s compensation. Moreover, neither the Valuation Committee nor the Adviser will generally have sufficient information in order to be able to confirm or review the accuracy of valuations provided by Portfolio Fund Managers.

A Portfolio Fund Manager’s information could be inaccurate due to fraudulent activity, misvaluation or inadvertent error. In any case, the Fund may not uncover errors for a significant period of time. Even if the Investment Committee elects to cause the Fund to sell its interests in such a Portfolio Fund, the Fund may be unable to sell such interests quickly, if at all, and could therefore be obligated to continue to hold such interests for an extended period of time. In such a case, the Portfolio Fund Manager’s valuations of such interests could remain subject to such fraud or error and the Valuation Committee may, in its sole discretion, determine to discount the value of the interests or value them at zero.

Shareholders should be aware that situations involving uncertainties as to the valuations by Portfolio Fund Managers could have a material adverse effect on the Fund if the Portfolio Fund Manager’s, the Investment Committee’s or the Fund’s judgments regarding valuations should prove incorrect. Prospective investors who are unwilling to assume such risks should not make an investment in the Fund.

Multiple Levels Of Fees And Expenses [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Multiple levels of fees and expenses. Although in many cases investor access to the Portfolio Funds may be limited or unavailable, an investor who meets the conditions imposed by a Portfolio Fund may be able to invest directly with the Portfolio Fund. By investing in Portfolio Funds indirectly through the Fund, the investor bears asset-based and performance-based fees charged by the Fund, in addition to any asset-based fees and performance-based fees and allocations at the Portfolio Fund level. Moreover, an investor in the Fund bears a proportionate share of the fees and expenses of the Fund (including, among other things and as applicable, offering expenses, operating costs, sales charges, brokerage transaction expenses, management fees, distribution fees, administrative and custody fees, and tender offer expenses) and, indirectly, similar expenses of the Portfolio Funds. Thus, an investor in the Fund may be subject to higher operating expenses than if he or she invested in a Portfolio Fund directly or in a closed-end fund that did not invest through Portfolio Funds.

Each Portfolio Fund generally will be subject to a performance-based fee or allocation irrespective of the performance of other Portfolio Funds and the Fund generally. Accordingly, a Portfolio Fund Manager to a Portfolio Fund with positive performance may receive performance-based compensation from the Portfolio Fund, and thus indirectly from the Fund and its Shareholders, even if the overall performance of the Fund is negative. Generally, asset-based fees payable to Portfolio Fund Managers of the Portfolio Funds will range from 1% to 2% (annualized) of the commitment amount of the Fund’s investment, and performance-based fees or allocations are typically 20%, although it is possible that such amounts may be exceeded for certain Portfolio Fund Managers. The performance-based compensation received by a Portfolio Fund Manager also may create an incentive for that Portfolio Fund Manager to make investments that are riskier or more speculative than those that it might have made in the absence of such performance-based compensation.

Shareholders that invest in the Fund through financial advisers or intermediaries may also be subject to account fees or charges levied by such parties. Prospective investors should consult with their respective financial advisers or intermediaries for information regarding any fees or charges that may be associated with the services provided by such parties.

Inability To Vote [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Inability to vote. To the extent that the Fund owns less than 5% of the voting securities of each Portfolio Fund, it may be able to avoid that any such Portfolio Fund is deemed an “affiliated person” of the Fund for purposes of the 1940 Act (which designation could, among other things, potentially impose limits on transactions with the Portfolio Funds, both by the Fund and other clients of the Adviser and Sub-Adviser). To limit its voting interest in certain Portfolio Funds, the Fund may enter into contractual arrangements under which the Fund irrevocably waives its rights (if any) to vote its interests in a Portfolio Fund. These voting waiver arrangements may increase the ability of the Fund and other clients of the Adviser and Sub-Adviser to invest in certain Portfolio Funds. However, to the extent the Fund contractually forgoes the right to vote the securities of a Portfolio Fund, the Fund will not be able to vote on matters that require the approval of such Portfolio Fund’s investors, including matters which may be adverse to the Fund’s interests.

There are, however, other statutory tests of affiliation (such as on the basis of control), and, therefore, the prohibitions of the 1940 Act with respect to affiliated transactions could apply in certain situations where the Fund owns less than 5% of the voting securities of a Portfolio Fund. If the Fund is considered to be affiliated with a Portfolio Fund, transactions between the Fund and such Portfolio Fund may, among other things, potentially be subject to the prohibitions of Section 17 of the 1940 Act notwithstanding that the Fund has entered into a voting waiver arrangement.

Consortium Or Offsetting Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Consortium or offsetting investments. The Portfolio Fund Managers may work with other Portfolio Fund Managers to invest collectively in the same underlying company, which could result in increased concentration risk where multiple Portfolio Funds in the Fund’s portfolio each invest in a particular underlying company. In addition, Portfolio Funds may hold economically offsetting positions including, for example, where Portfolio Funds have independently taken opposing positions (e.g., long and short) in an investment or due to hedging by Portfolio Fund Managers. To the extent that the Portfolio Fund Managers do, in fact, hold such offsetting positions, the Fund’s portfolio, considered as a whole, may not achieve any gain or loss despite incurring fees and expenses in connection with such positions. In addition, Portfolio Fund Managers are compensated based on the performance of their portfolios. Accordingly, there often may be times when a particular Portfolio Fund Manager may receive incentive compensation in respect of its portfolio for a period even though the Fund’s net asset values may have decreased during such period. Furthermore, it is possible that from time to time, various Portfolio Fund Managers selected by the Investment Committee may be competing with each other for investments in one or more markets.

Limitations On Ability To Invest In Portfolio Funds [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Limitations on ability to invest in Portfolio Funds. Certain Portfolio Fund Managers’ investment approaches can accommodate only a certain amount of capital. Portfolio Fund Managers typically endeavor not to undertake to manage more capital than such Portfolio Fund Manager’s approach can accommodate without risking a potential deterioration in returns. Accordingly, each Portfolio Fund Manager has the right to refuse to manage some or all of the Fund’s assets that the Investment Committee may wish to allocate to such Portfolio Fund Manager. Further, continued sales of Shares would dilute the indirect participation of existing Shareholders with such Portfolio Fund Manager.

In addition, it is expected that the Fund will be able to make investments in particular Portfolio Funds only at certain times, and commitments to Portfolio Funds may not be accepted (in part or in their entirety). As a result, the Fund may hold cash or invest any portion of its assets that is not invested in Portfolio Funds in cash equivalents, short-term securities or money market securities pending investment in Portfolio Funds. To the extent that the Fund’s assets are not invested in Portfolio Funds, the Fund may be unable to meet its investment objective.

Indemnification Of Portfolio Funds And Portfolio Fund Managers [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Indemnification of Portfolio Funds and Portfolio Fund Managers. The Fund may agree to indemnify certain of the Portfolio Funds and the Portfolio Fund Managers and their respective officers, directors, and affiliates from any liability, damage, cost, or expense arising out of, among other things, acts or omissions undertaken in connection with the management of Portfolio Funds or direct investments. If the Fund were required to make payments (or return distributions received from such Portfolio Funds or direct investments) in respect of any such indemnity, the Fund could be materially adversely affected.

Contingent Liabilities On Disposition Of Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Contingent Liabilities on Disposition of Investments. In connection with the disposition of a Fund Investment, it may be required to make representations about the investment. The Fund may be required to indemnify the purchasers of such investment to the extent that any such representations are inaccurate. These arrangements may result in the incurrence of contingent liabilities for which the Investment Committee may establish reserves and escrows. In that regard, distributions may be delayed or withheld until such reserve is no longer needed or the escrow period expires.

Capital Call Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Capital Call Risk. The Fund may maintain a sizeable cash position in anticipation of funding capital calls or near-term investment opportunities. Even though the Fund may maintain a sizeable position in cash and short-term securities, it may not contribute the full amount of its commitment to a fund at the time of investment. Instead, the Fund will be required to make incremental contributions pursuant to capital calls issued from time to time by a Portfolio Fund. If the Fund defaults on its commitment to a Portfolio Fund or fails to satisfy capital calls to a Portfolio Fund in a timely manner then, generally, it will be subject to significant penalties, including the complete forfeiture of the Fund’s investment in the Portfolio Fund. Any failure by the Fund to make timely capital contributions in respect of its commitments may (i) impair the ability of the Fund and the Fund to pursue its investment strategy, (ii) force the Fund to borrow, (iii) indirectly cause the Fund, and, indirectly, the Shareholders to be subject to certain penalties from the private infrastructure investments (including the complete forfeiture of the Fund’s investment in a Portfolio Fund), or (iv) otherwise impair the value of the Fund’s investments (including the devaluation of the Fund).

Lack Of Control [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Lack of Control. The Fund may indirectly make binding commitments to third party private infrastructure funds without an ability to participate in their management and control and with no or limited ability to transfer its interests in such third-party private infrastructure funds. The Fund also generally will not have control over any of the underlying portfolio companies and will not be able to direct the policies or management decisions of such portfolio companies.

Availability Of Financing And Market Conditions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Availability of Financing and Market Conditions. Market fluctuations in business loans may affect the availability and cost of loans needed for the Fund Investments. Credit availability has been restricted in the past and may become so in the future. Restrictions upon the availability of financing or high interest rates on such loans will adversely affect the value of existing Fund Investments and may limit the Fund’s availability to source and invest in new Fund Investments. Interest paid by any Fund Investment on its debt obligations will reduce cash available for distributions. As of the date of this Prospectus, the U.S. is experiencing a rising market interest rate environment, which may increase the Fund’s exposure to risks associated with rising market interest rates and the availability of financing. If any Fund Investment incurs variable rate debt, increases in interest rates would increase its interest costs, which could reduce the Fund’s return on its investments.

Termination Of The Funds Interest In A Portfolio Fund [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Termination of the Fund’s Interest in a Portfolio Fund. A Portfolio Fund may, among other things, terminate the Fund’s interest in that Portfolio Fund (causing a forfeiture of all or a portion of such interest) if the Fund fails to satisfy any capital call by that Portfolio Fund or if the continued participation of the Fund in the Portfolio Fund would have a material adverse effect on the Portfolio Fund or its assets.

Repurchase Offers Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Repurchase Offers Risk. As described under “Quarterly Repurchase Offers” below, the Fund is an “interval fund” and, in order to provide liquidity to Shareholders, the Fund, subject to applicable law, will conduct quarterly repurchase offers of the Fund’s outstanding Shares at the applicable NAV per Share, subject to approval of the Board. In all cases such repurchases will be for at least 5% and not more than 25% of the Fund’s outstanding Shares at the applicable NAV per Share, pursuant to Rule 23c-3 under the 1940 Act. The Fund currently expects to conduct quarterly repurchase offers for 5% of its outstanding Shares under ordinary circumstances. The Fund believes that these repurchase offers are generally beneficial to Shareholders, and repurchases generally will be funded from available cash or sales of portfolio securities. However, repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities (with associated imputed transaction costs, which may be significant), and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective. The Fund may accumulate cash by holding back (i.e., not reinvesting) payments received in connection with the Fund’s investments. The Fund believes that payments received in connection with the Fund’s investments will generate sufficient cash to meet the maximum potential amount of the Fund’s repurchase obligations. If at any time cash and other liquid assets held by the Fund are not sufficient to meet the Fund’s repurchase obligations, the Fund intends, if necessary, to sell investments. If, as expected, the Fund employs investment leverage, repurchases of Shares would compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows to finance repurchases, interest on that borrowing will negatively affect Shareholders who do not tender their Shares by increasing the Fund’s expenses and reducing any net investment income.

If a repurchase offer is oversubscribed, the Board may determine to increase the amount repurchased by up to 2% of the Fund’s outstanding Shares as of the date of the Repurchase Request Deadline. In the event that the Board determines not to repurchase more than the repurchase offer amount, or if Shareholders tender more than the repurchase offer amount plus 2% of the Fund’s outstanding Shares as of the date of the Repurchase Request Deadline, the Fund will repurchase the Shares tendered on a pro rata basis, and Shareholders will have to wait until the next repurchase offer to make another repurchase request. However, the Fund may accept all Shares tendered for repurchase by Shareholders who own less than one hundred Shares and who tender all of their Shares, before prorating other amounts tendered. As a result of proration, Shareholders may be unable to liquidate all or a given percentage of their investment in the Fund during a particular repurchase offer. Some Shareholders, in anticipation of proration, may tender more Shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur. A Shareholder may be subject to market and other risks, and the NAV per Share of Shares tendered in a repurchase offer may decline between the Repurchase Request Deadline and the date on which the NAV per Share for tendered Shares is determined. In addition, the repurchase of Shares by the Fund may be a taxable event to Shareholders, potentially even to those shareholders that do not participate in the repurchase. For a discussion of these tax consequences, see “Certain Tax Considerations,” below.

Limited Operating History Of Portfolio Companies [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Limited Operating History of Portfolio Companies. Portfolio Companies may have limited operating histories by which to assess their ability to achieve, sustain and increase revenues or profitability. A Portfolio Company’s financial results will be affected by many factors, including (i) the ability to successfully identify a market or markets in which there is a demand for its infrastructure; (ii) the ability to successfully negotiate strategic alliances, counterparty and user agreements, and as applicable secure permitting, construction, operating, and regulatory approvals; (iii) the progress of optimization, expansion, operational and capital expenditure, and/or organic growth and mergers/acquisition programs with respect to the development of additional infrastructure facilities and enhancements to existing assets; (iv)

the ability to protect monopolistic service areas; and (v) competing technological and market developments, particularly from companies that have substantially greater resources.

There can be no assurance that the Portfolio Companies will ever achieve the return targets sought by the Fund at the time the Fund makes an investment.

Risks Associated With Management Of Business Plans [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Associated with Management of Business Plans. To achieve their business plans, objectives, including projected revenues, and other targeted operating results, the Portfolio Companies may be required to rapidly implement and improve operational, financial and management control systems on a timely basis, together with maintaining effective cost controls, and any failure to do so would have a material adverse effect on their business, financial condition and results of operations. The success of their plans will depend in part upon their ability to continue to attract, retain and motivate key personnel. Failure to make any required expansions and upgrades could have a material adverse effect on their business, financial condition, results of operations and relationships with their partners and counterparties. The results of operations for the companies will also be adversely affected if revenues do not increase sufficiently to compensate for the increase in operating expenses resulting from any expansion and there can be no assurance that any expansion will be profitable or will not adversely affect their results of operations.

Reliance On Portfolio Company Management [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Reliance on Portfolio Company Management. The day-to-day operations of each Portfolio Company will be the responsibility of its own management team. Although the Investment Committee will monitor the performance of investments and will screen for capable management skills, there can be no assurance that such management will be able to operate any such Portfolio Company in accordance with the Fund’s expectations. In addition, the loss to a Portfolio Company of a member of its management team could be detrimental to the development of the Portfolio Company.

No Assurance Of Additional Capital For Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

No Assurance of Additional Capital for Investments. Even if a Portfolio Company is successful generating revenues and expanding its service levels, it may require additional financing to continue operational and/or capital improvement programs to serve existing and new counterparties and customers. Moreover, its cash requirements may vary materially due to increasing service levels, expanding physical footprint, changing relationships with strategic partners, changes in the level and types of necessary equipment and technology, competitive advances of competitors, and other factors. Additional financing may not be available when needed or on acceptable terms. If additional financing is not available, the Portfolio Company may need to delay, scale back, or eliminate certain of its operational and/or capital expenditure programs, or other activities, curtail operations, or even be forced to cease operations and liquidate.

General Risks Of Secondary Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

General Risks of Secondary Investments. The overall performance of the Fund’s secondary investments will depend in large part on the acquisition price paid, which may be negotiated based on incomplete or imperfect information. Certain secondary investments may be purchased as a portfolio, and in such cases the Fund may not be able to exclude from such purchases those investments that the Investment Committee considers (for commercial, tax, legal or other reasons) less attractive. Where the Fund acquires a portfolio company interest as a secondary investment, the Fund will generally not have the ability to modify or amend such portfolio company’s constituent documents (e.g., limited partnership agreements) or otherwise negotiate the economic terms of the interests being acquired. In addition, the costs and resources required to investigate the commercial, tax and legal issues relating to secondary investments may be greater than those relating to primary investments.

Contingent Liabilities Associated With Secondary Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Contingent Liabilities Associated with Secondary Investments. Where the Fund acquires a Portfolio Company interest as a secondary investment, the Fund may acquire contingent liabilities associated with such interest. Specifically, where the seller has received distributions from the relevant Portfolio Company and, subsequently, that Portfolio Company recalls any portion of such distributions, the Fund (as the purchaser of the interest to which such distributions are attributable) may be obligated to pay an amount equivalent to such distributions to such Portfolio Company. While the Fund may be able, in turn, to make a claim against the seller of the interest for any monies so paid to the Portfolio Company, there can be no assurance that the Fund would have such right or prevail in any such claim.

Risks Relating To Secondary Investments Involving Syndicates [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks relating to secondary investments involving syndicates. The Fund may acquire secondary investments as a member of a purchasing syndicate, in which case the Fund may be exposed to additional risks including (among other things): (i) counterparty risk, (ii) reputation risk, (iii) breach of confidentiality by a syndicate member and (iv) execution risk.

Securities Markets Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Securities Markets Risk. Overall securities market risks may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities markets. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors, or companies in which the Fund invests. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Special Purpose Acquisition Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Special Purpose Acquisition Companies Risk. The Fund may invest in SPACs or similar special purpose entities. Because SPACs and similar entities have no operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. A SPAC will not generate any revenues until, at the earliest, after the consummation of a transaction. An attractive acquisition or merger target may not be identified at all, in which case the SPAC will be required to return any remaining monies to shareholders, and the Fund may be subject to opportunity costs to the extent that alternative investments would have produced higher return. While a SPAC is seeking a transaction target, its stock may be thinly traded and/or illiquid. The proceeds of a SPAC IPO that are placed in trust are subject to risks, including the risk of insolvency of the custodian of the funds, fraud by the trustee, interest rate risk and credit and liquidity risk relating to the securities and money market funds in which the proceeds are invested. The private rights or other interests issued by a SPAC that the Fund may obtain generally have more limited liquidity than SPAC shares issued in an IPO and may be subject to forfeiture or expire worthless.

Eurozone Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Eurozone Risk. The Fund may invest directly or indirectly from time to time in European companies and assets and companies and assets that may be affected by the Eurozone economy. Ongoing concerns regarding the sovereign debt of various Eurozone countries, including the potential for investors to incur substantial write-downs, reductions in the face value of sovereign debt and/or sovereign defaults, as well as the possibility that one or more countries might leave the European Union (“EU”) or the Eurozone create risks that could materially and adversely affect the Fund Investments. Sovereign debt defaults and EU and/or Eurozone exits could have material adverse effects on the Fund’s investments in European companies and assets, including, but not limited to, the availability of credit to support such companies’ financing needs, uncertainty and disruption in relation to financing, increased currency risk in relation to contracts denominated in Euros and wider economic disruption in markets served by those companies, while austerity and/or other measures introduced to limit or contain these issues may themselves lead to economic contraction and resulting adverse effects for the Fund. Legal uncertainty about the funding of Euro- denominated obligations following any breakup or exits from the Eurozone, particularly in the case of investments in companies and assets in affected countries, could also have material adverse effects on the Fund.

Asia Pacific Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Asia Pacific Risk. The Fund may invest directly or indirectly from time to time in companies in the Asia-Pacific region and assets and companies and assets that may be affected by the Asia-Pacific economy. Certain Asia-Pacific countries have experienced expropriation and/or nationalization of assets, political and social instability and armed conflict. Some economies in this region are dependent on a range of commodities and are strongly affected by international commodity prices. The market for securities in this region may also be directly influenced by the flow of international capital, and by the economic and market conditions of neighboring countries. Many Asia-Pacific economies have experienced rapid growth and industrialization, and there is no assurance that this growth rate will be maintained. Some Asia-Pacific economies are highly dependent on trade and economic conditions in other countries.

Latin America Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Latin America Risk. The Fund may invest directly or indirectly from time to time in Latin American companies and assets and companies and assets that may be affected by the Latin American economy. Investments in Latin American countries are subject to certain risks, including, but are not limited to (i) political, economic, or social instability in certain Latin American countries; (ii) a heightened risk of high inflation and government deficits in certain Latin American countries; (iii) natural disasters particularly likely to occur in Latin America; (iv) heightened risk of currency devaluations; (v) risks associated with Latin American countries’ significant dependence on the health of the U.S. economy; and (vi) risks associated with Latin American economies’ sensitivity to fluctuations in the price of commodities such as oil and gas, minerals, and metals (resulting from those economies’ heavy reliance on the export of such commodities).

Limits Of Risk Disclosure [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Limits of Risk Disclosure

The above discussions and the discussions in the SAI relating to various risks associated with the Fund, Fund Investments, and Shares are not, and are not intended to be, a complete enumeration or explanation of the risks involved in an investment in the Fund. Prospective investors should read this entire Prospectus, the SAI, and the Declaration of Trust and should consult with their own advisers before deciding whether to invest in the Fund. In addition, as the Fund’s investment program or market conditions change or develop over time, an investment in the Fund may be subject to risk factors not currently contemplated or described in this Prospectus.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	80 University Avenue
Entity Address, City or Town	Westwood
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02090
Contact Personnel Name	Michael Bell

[1]	A 2.00% early repurchase fee payable to the Fund will be charged with respect to the repurchase of a Shareholder’s Shares at any time prior to the day immediately preceding the one-year anniversary of a Shareholder’s purchase of the Shares (on a “first in-first out” basis). The Fund may waive the early repurchase fee for certain categories of Shareholders or transactions, such as repurchases of Shares in the event of the Shareholder’s death or disability, or in connection with certain distributions from employer sponsored benefit plans. See “Quarterly Repurchase Offers.”
[2]	The Fund is permitted to allocate costs and charges imposed by Portfolio Funds to Shareholders tendering their shares for repurchase if such Portfolio Fund interests are liquidated as a result of repurchase tenders by Shareholders. Any such costs and charges are limited to a maximum amount of 2.00% of the value of the Shares repurchased and apply only to Shares not otherwise subject to an Early Repurchase Fee. See “Early Repurchase Fees/Redemption Charges.”
[3]	The Fund has received exemptive relief from the SEC permitting it to offer multiple classes of Shares, which allows the Fund to operate under a distribution and service plan (pursuant to Rule 12b-1 under the 1940 Act) for Class II Shares. The Fund may charge a distribution and service (12b-1) fee up to 0.25% of the average daily net assets of the Fund attributable to Class II Shares. The Fund may use these fees to compensate financial intermediaries or financial institutions for distribution-related expenses, if applicable, in respect of clients to whom they have distributed Class II Shares. See “Shareholder Servicing Plan and Distribution and Service Plan.”
[4]	The Fund charges a shareholder servicing fee up to 0.10% on an annualized basis of the average daily net assets of the Fund attributable to Class I Shares. The Fund uses these fees to compensate financial intermediaries or financial institutions for providing ongoing shareholder servicing in respect of clients holding Class I Shares. See “Shareholder Servicing Plan and Distribution and Service Plan.”
[5]	Shareholders also indirectly bear a portion of the asset-based fees, performance or incentive fees or allocations and other expenses incurred by the Fund as an investor in the Portfolio Funds. Generally, asset-based fees payable in connection with Portfolio Fund investments will range from 1.00% to 2.00% (annualized) of the commitment amount of the Fund’s investment, and performance or incentive fees or allocations are typically 20% of a Portfolio Fund’s net profits annually, although it is possible that such amounts may be exceeded for certain Portfolio Fund Managers. The “Acquired Fund Fees and Expenses” disclosed above, however, do not reflect any performance-based fees or allocations paid by the Portfolio Funds that are calculated solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in kind, as such fees and allocations for a particular period may be unrelated to the cost of investing in the Portfolio Funds. The “Acquired Fund Fees and Expenses” disclosed above are based on estimated amounts for the Fund’s current fiscal year.
[6]	Other Expenses are estimated for the Fund’s current fiscal year. “Other Expenses” include, among other things, professional fees and other expenses that the Fund will bear, including initial and ongoing offering costs and fees and expenses of the Administrator, transfer agent and custodian.
[7]	The Adviser has entered into an expense limitation and reimbursement agreement (the “Expense Limitation Agreement”) with the Fund, whereby the Adviser has agreed to reduce the Management Fee payable to it (but not below zero), and to pay any operating expenses of the Fund, to the extent necessary to limit the operating expenses of the Fund (excluding brokerage commissions and other transactional expenses (including fees, legal costs and brokerage commissions associated with the acquisition and disposition of primary interests, secondary interests, co-investments, and other investments), interest (including interest incurred on borrowed funds and interest incurred in connection with bank and custody overdrafts), other borrowing costs and fees including interest and commitment fees, taxes, acquired fund fees and expenses, litigation and indemnification expenses, judgments, and extraordinary expenses) to the annual rate (as a percentage of the average daily net assets of the applicable class of Shares of the Fund) of 2.00%, 2.15% and 1.90% with respect to Class I Shares, Class II Shares and Class III Shares, respectively (the “Expense Cap”). For a period ending three years after the end of the month in which the Adviser waives its Management Fee or pays any operating expenses of the Fund pursuant to the Expense Cap, the Adviser may recoup amounts waived or incurred to the extent such recoupment does not cause the Fund’s operating expense ratio (after recoupment and excluding brokerage commissions and other similar transactional expenses, interest (including interest incurred on borrowed funds and interest incurred in connection with bank and custody overdrafts), other borrowing costs and fees including interest and commitment fees, taxes, acquired fund fees and expenses, litigation and indemnification expenses, judgments, and extraordinary expenses) to exceed the lesser of (a) the expense limit in effect at the time of the waiver, and (b) the expense limit in effect at the time of the recoupment. The Expense Limitation Agreement will continue in effect through July 31, 2025, and will renew automatically for successive periods of one year thereafter, unless written notice of termination is provided by the Adviser to the Fund not less than 10 days prior to the end of the then-current term. The Board may terminate the Expense Limitation Agreement at any time on not less than ten (10) days’ prior notice to the Adviser, and the Expense Limitation Agreement may be amended at any time only with the consent of both the Adviser and the Board.
[8]	As of the date of this Prospectus, Class II are not offered to investors.